UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-10267
                      (Investment Company Act File Number)

                                ASSETMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

     2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA  945230-3967
                    (Address of Principal Executive Offices)

                                 (800) 664-5345
                        (Registrant's Telephone Number)

                                 CARRIE HANSEN
                      ASSETMARK INVESTMENT SERVICES, INC.
                     2300 CONTRA COSTA BOULEVARD, SUITE 425
                         PLEASANT HILL, CA  94523-3967
                    (Name and Address of Agent for Service)

                                   COPIES TO:

        MICHAEL P. O'HARE, ESQ.                  ELAINE RICHARDS, ESQ.
 STRADLEY, RONON, STEVENS & YOUNG, LLP      U.S. BANCORP FUND SERVICES, LLC
       2600 ONE COMMERCE SQUARE                 615 EAST MICHIGAN STREET
      PHILADELPHIA, PA 19103-7098              MILWAUKEE, WISCONSIN 5320


                     DATE OF FISCAL YEAR END: JUNE 30, 2003

        DATE OF REPORTING PERIOD:     FISCAL PERIOD ENDED JUNE 30, 2003

ITEM 1:  REPORT TO SHAREHOLDERS

                           (ASSETMARK FUNDS(R) LOGO)

                                 Annual Report
                                 June 30, 2003

Annual Report
June 30, 2003
                           (ASSETMARK FUNDS(R) LOGO)

                               INVESTMENT ADVISOR
                      AssetMark Investment Services, Inc.

                        ASSETMARK LARGE CAP GROWTH FUND
                         ASSETMARK LARGE CAP VALUE FUND
                      ASSETMARK SMALL/MID CAP GROWTH FUND
                       ASSETMARK SMALL/MID CAP VALUE FUND
                      ASSETMARK INTERNATIONAL EQUITY FUND
                     ASSETMARK REAL ESTATE SECURITIES FUND
                     ASSETMARK TAX-EXEMPT FIXED INCOME FUND
                     ASSETMARK CORE PLUS FIXED INCOME FUND

                           (ASSETMARK FUNDS(R) LOGO)
                                                                     August 2003

Dear Shareholder:

  Following their volatile performance in the second half of 2002, the major stock markets encompassed a positive reversal in the first half of 2003, with several important catalysts contributing to an upswing that began in late March. Markets were weighed down in the First Quarter by weak earnings reports from Wall Street and by fears of prolonged conflict in Iraq. Economic reports during the quarter deteriorated1<F1> while unemployment continued to climb. However, the tide turned with the conclusion of the War and a rebound in many important economic metrics. Corporate profit reports during the Second Quarter showed improvement, giving analysts hope for a second half recovery. In addition, the U.S. economy received both fiscal and monetary stimulus during the Second Quarter, with Congress' passage of tax relief in May and the Fed's decision to cut rates by 25 basis points in June. The Fed's decision sparked a sell-off in the bond market, but not enough to erase the strong gains accumulated earlier in the quarter.

  The AssetMark Funds have generally performed in accordance with their sectors and style-orientation during this incredibly challenging period. In consultation with Wilshire Associates, an institutional investment research and consulting firm, AssetMark Investment Services, Inc. ("AssetMark") strives to identify highly skilled investment managers as Sub-Advisors for each Fund. When appropriate, AssetMark seeks to combine the skills of multiple managers with complementary investment strategies to attempt to reduce volatility and achieve more consistent investment results. During this ongoing process, AssetMark leverages Wilshire's experienced investment staff, due diligence, and proprietary research capabilities.

  THE ASSETMARK LARGE CAP GROWTH FUND rose 4.26% for the 12 months ended 6/30/03, outperforming the Russell 1000 Growth Index2<F1>, a widely accepted unmanaged benchmark for Large Cap Growth portfolios, which rose 2.94%. Atlanta Capital trailed the benchmark during the period, returning -2.82%., while on the other hand TCW Investment Management outperformed the benchmark by a wide margin, returning 12.08% during the period.

  THE ASSETMARK LARGE CAP VALUE FUND declined slightly for the 12 months ended 6/30/03, as did the Russell 1000 Value Index, a widely accepted unmanaged benchmark for Large Cap Value portfolios. Brandes Investment Partners and Davis Advisors trailed the benchmark during the period, returning -4.79% and -3.25% respectively. For the 12 months ended 6/30/03, the AssetMark Large Cap Value Fund returned -3.89%, as compared to -1.02% for the Russell 1000 Value Index.

  THE ASSETMARK SMALL/MID CAP GROWTH FUND rose 6.11% for the 12 months ended 6/30/03, beating its benchmark, the Russell 2500 Growth Index, a widely accepted unmanaged benchmark for portfolios of Small-to-Mid Cap Growth stocks, which gained 4.11%. TCW Investment Management's aggressive growth strategy, propelled by its allocation to the technology sector, outperformed the benchmark by a wide margin returning 25.60%. On the other hand, William Blair & Co.' s more moderate investment strategy, returned -11.11%, trailing the benchmark.

  THE ASSETMARK SMALL/MID CAP VALUE FUND declined slightly, returning -0.20%, modestly beating its Russell 2500 Value benchmark, which returned -0.60%. This unmanaged index is a widely accepted benchmark for portfolios of Small-to-Mid Cap Value stocks. Ariel Capital Management trailed the benchmark during the period, returning -1.52%, while Cramer Rosenthal McGlynn, LLC beat the benchmark, returning 1.23%.

  THE ASSETMARK INTERNATIONAL EQUITY FUND returned -7.92% for the 12 months ended 6/30/03, slightly trailing the MSCI EAFE Index of developed country non-U.S. stocks, which returned -6.06%. This unmanaged benchmark is widely accepted for International Equity portfolios. Both of the Fund's sub-advisors, Clay Finlay Inc. and Oppenheimer Capital, Inc. were retained in December of 2002.

  THE ASSETMARK REAL ESTATE SECURITIES FUND, sub-advised by Lend Lease Rosen Real Estate Securities, rose 4.87% for the 12 months ended 6/30/03, beating the Wilshire REIT benchmark, which gained 3.73%.

  THE ASSETMARK TAX-EXEMPT INCOME FUND, sub-advised by Weiss, Peck & Greer, posted a return of 7.78% for the 12 months ended 6/30/03, slightly lagging the benchmark. Lehman Brothers Municipal Bond Index, a widely accepted unmanaged benchmark for municipal bond portfolios, returned 8.74%.

  THE ASSETMARK CORE PLUS FIXED INCOME FUND, a fund that purchases shares of other institutional fixed income funds, outperformed the Lehman Brothers Aggregate Bond Index for the 12 months ended 6/30/2003, returning 10.47% versus 10.40% for the benchmark. The Lehman Brothers Aggregate Bond Index is a widely accepted unmanaged benchmark for Core U.S. Fixed Income portfolios. The International and High Yield portions of the Fund had a positive contribution to the Fund's returns during the first half of 2003.

  In consultation with Wilshire Associates, AssetMark continues to research and monitor a broad universe of investment managers in our endeavor to provide shareholders with superior investment results. We thank you for the opportunity to shepherd your investments in what has been, on many levels, a difficult environment. We believe the AssetMark Funds are well positioned to meet the challenges and opportunities that lie ahead.

Sincerely,

/s/ Ronald D. Cordes

Ronald D. Cordes,
President
AssetMark Funds

1<F1> Including the Conference Board's consumer confidence reading, the ISM manufacturing surveys, and US government reports on consumer spending.
2<F2> Source: All benchmark return data provided by Lipper Inc. One cannot invest directly in an index, nor is an index representative of any Fund's portfolio. The indexes provided are widely accepted benchmarks for the associated portfolios. The performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

AssetMark Large Cap Growth Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                 AssetMark Large        Lipper Large-Cap        Russell 1000
     Date        Cap Growth Fund       Growth Funds Index       Growth Index
     ----        ---------------       ------------------       ------------
   6/29/2001        $10,000.00             $10,000.00            $10,000.00
   9/30/2001         $7,380.00              $8,013.00             $8,059.00
  12/31/2001         $8,990.00              $9,152.00             $9,279.00
   3/31/2002         $8,930.00              $8,919.00             $9,039.00
   6/30/2002         $7,280.00              $7,508.00             $7,351.00
   9/30/2002         $5,890.00              $6,305.00             $6,245.00
  12/31/2002         $6,530.00              $6,578.00             $6,691.00
   3/31/2003         $6,551.00              $6,477.00             $6,620.00
   6/30/2003         $7,590.00              $7,352.00             $7,567.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "large-cap growth" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED JUNE 30, 2003)
-----------------------------------------------------------------

                                          ONE YEAR   SINCE INCEPTION (6/29/01)
                                          --------   -------------------------
AssetMark Large Cap Growth Fund             4.26%             -12.86%
Russell 1000 Growth Index                   2.94%             -13.01%
Lipper Large-Cap Growth Funds Index        -2.08%             -14.25%

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2003

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 93.95%

             MINING 1.16%

             OIL AND GAS EXTRACTION 1.16%
    20,985   Apache Corporation                                   $  1,365,284
                                                                  ------------
             Total Mining                                            1,365,284
                                                                  ------------

             MANUFACTURING 49.60%

             FOOD AND KINDRED PRODUCTS 0.88%
    22,500   The Coca-Cola Company                                   1,044,225
                                                                  ------------

             PRINTING, PUBLISHING AND
               ALLIED INDUSTRIES 1.54%
    10,400   The New York Times Company                                473,200
    30,900   Viacom Inc. #<F3>                                       1,349,094
                                                                  ------------
                                                                     1,822,294
                                                                  ------------

             CHEMICALS AND ALLIED PRODUCTS 18.08%
    27,400   Air Products and Chemicals, Inc.                        1,139,840
    73,650   Amgen Inc. #<F3>                                        4,893,306
    14,200   Colgate-Palmolive Company                                 822,890
    37,600   Ecolab Inc.                                               962,560
    46,650   Eli Lilly and Company                                   3,217,451
    25,200   The Estee Lauder Companies Inc.                           844,956
    54,610   Genentech, Inc. #<F3>                                   3,938,473
    54,700   MedImmune, Inc. #<F3>                                   1,990,533
     8,900   Merck & Co. Inc.                                          538,895
    54,500   Pfizer Inc.                                             1,861,175
    63,700   Schering-Plough Corporation                             1,184,820
                                                                  ------------
                                                                    21,394,899
                                                                  ------------

             PETROLEUM REFINING AND
               RELATED INDUSTRIES 0.68%
    22,400   Exxon Mobil Corporation                                   804,384
                                                                  ------------

             FABRICATED METAL PRODUCTS, EXCEPT
               MACHINERY AND TRANSPORTATION
               EQUIPMENT 0.97%
    17,500   Illinois Tool Works Inc.                                1,152,375
                                                                  ------------

             INDUSTRIAL AND COMMERCIAL
               MACHINERY AND COMPUTER
               EQUIPMENT 10.72%
   114,900   Applied Materials, Inc. #<F3>                           1,820,016
   187,900   Cisco Systems, Inc. #<F3>                               3,154,841
   132,850   Dell Computer Corporation                               4,229,944
    37,100   Dover Corporation                                       1,111,516
   113,100   EMC Corporation #<F3>                                   1,184,157
     9,200   3M Co.                                                  1,186,616
                                                                  ------------
                                                                    12,687,090
                                                                  ------------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 12.88%
    30,800   American Power
               Conversion Corporation                                  480,788
    28,000   Emerson Electric Co.                                    1,430,800
    34,950   General Electric Company                                1,002,366
   110,600   Intel Corporation                                       2,298,710
    17,000   Linear Technology Corporation                             550,290
    68,200   Maxim Integrated Products, Inc.                         2,325,620
    43,900   Microchip Technology Incorporated                       1,086,525
    33,100   Molex Incorporated                                        893,038
   159,300   Network Appliance, Inc. #<F3>                           2,561,544
    32,450   QUALCOMM Inc.                                           1,166,253
    57,400   Xilinx, Inc. #<F3>                                      1,452,220
                                                                  ------------
                                                                    15,248,154
                                                                  ------------

             TRANSPORTATION EQUIPMENT 0.86%
    25,600   Harley-Davidson, Inc.                                   1,020,416
                                                                  ------------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 2.12%
    21,900   DENTSPLY International Inc.                               897,462
    33,700   Medtronic, Inc.                                         1,616,589
                                                                  ------------
                                                                     2,514,051
                                                                  ------------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 0.87%
    31,300   Tiffany & Co.                                           1,022,884
                                                                  ------------
             Total Manufacturing                                    58,710,772
                                                                  ------------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 2.67%

             TRANSPORTATION BY AIR 1.27%
    87,300   Southwest Airlines Co.                                  1,501,560
                                                                  ------------

             COMMUNICATIONS 1.40%
    23,100   ALLTEL Corporation                                      1,113,882
    13,800   Verizon Communications Inc.                               544,410
                                                                  ------------
                                                                     1,658,292
                                                                  ------------
             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                   3,159,852
                                                                  ------------

             WHOLESALE TRADE 1.59%

             WHOLESALE TRADE - DURABLE GOODS 0.69%
    15,800   Johnson & Johnson                                         816,860
                                                                  ------------

             WHOLESALE TRADE - NON-DURABLE GOODS 0.90%
    35,400   Sysco Corporation                                       1,063,416
                                                                  ------------
             Total Wholesale Trade                                   1,880,276
                                                                  ------------

             RETAIL TRADE 12.17%

             BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY AND MOBILE
               HOME DEALERS 1.04%
    28,700   Lowe's Companies, Inc.                                  1,232,665
                                                                  ------------

             GENERAL MERCHANDISE STORES 1.30%
    28,600   Wal-Mart Stores, Inc.                                   1,534,962
                                                                  ------------

             APPAREL AND ACCESSORY STORES 0.98%
    22,600   Kohl's Corporation #<F3>                                1,161,188
                                                                  ------------

             HOME FURNITURE, FURNISHINGS
               AND EQUIPMENT STORES 0.79%
    24,000   Bed Bath & Beyond Inc. #<F3>                              931,680
                                                                  ------------

             EATING AND DRINKING PLACES 0.85%
    28,100   Brinker International, Inc. #<F3>                       1,012,162
                                                                  ------------

             MISCELLANEOUS RETAIL 7.21%
    92,000   Amazon.com, Inc. #<F3>                                  3,341,440
    27,500   eBay Inc. #<F3>                                         2,860,000
    77,500   Walgreen Co.                                            2,332,750
                                                                  ------------
                                                                     8,534,190
                                                                  ------------
             Total Retail Trade                                     14,406,847
                                                                  ------------

             FINANCE, INSURANCE
               AND REAL ESTATE 14.94%

             DEPOSITORY INSTITUTIONS 1.79%
    26,500   BB&T Corporation                                          908,950
    15,300   Bank of America Corporation                             1,209,159
                                                                  ------------
                                                                     2,118,109
                                                                  ------------

             NON-DEPOSITORY CREDIT INSTITUTIONS 0.99%
    28,000   American Express Company                                1,170,680
                                                                  ------------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 2.70%
   127,300   The Charles Schwab Corporation                          1,284,457
    27,400   Franklin Resources, Inc.                                1,070,518
    26,500   SEI Investments Company                                   848,000
                                                                  ------------
                                                                     3,202,975
                                                                  ------------

             INSURANCE CARRIERS 9.46%
    80,600   AFLAC INCORPORATED                                      2,478,450
    47,400   American International Group, Inc.                      2,615,532
    66,150   The Progressive Corporation                             4,835,565
    15,000   WellPoint Health Networks Inc. #<F3>                    1,264,500
                                                                  ------------
                                                                    11,194,047
                                                                  ------------
             Total Finance, Insurance
               and Real Estate                                      17,685,811
                                                                  ------------

             SERVICES 11.82%

             BUSINESS SERVICES 11.00%
    12,700   Adobe Systems Incorporated                                407,416
    51,800   Concord EFS, Inc. #<F3>                                   762,496
    18,000   Fiserv, Inc. #<F3>                                        640,980
   135,700   Microsoft Corporation                                   3,479,348
    12,300   Omnicom Group Inc.                                        881,910
    32,450   Pixar, Inc. #<F3>                                       1,965,821
   126,600   Siebel Systems, Inc. #<F3>                              1,200,548
    38,600   SunGard Data Systems Inc. #<F3>                         1,000,126
    82,000   Yahoo! Inc. #<F3>                                       2,681,400
                                                                  ------------
                                                                    13,020,045
                                                                  ------------

             HEALTH SERVICES 0.82%
    52,500   Health Management Associates, Inc.                        968,625
                                                                  ------------
             Total Services                                         13,988,670
                                                                  ------------
             TOTAL COMMON STOCK
               (COST $104,895,161)                                 111,197,512
                                                                  ------------

             SHORT TERM INVESTMENTS 4.92%

             MONEY MARKET FUND 4.92%
 5,822,872   Federated Prime Obligations Fund                        5,822,872
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $5,822,872)                                     5,822,872
                                                                  ------------
             TOTAL INVESTMENTS 98.87%
               (COST $110,718,033)                                 117,020,384
                                                                  ------------
             OTHER ASSETS, LESS
               LIABILITIES 1.13%                                     1,342,942
                                                                  ------------
             NET ASSETS 100%                                      $118,363,326
                                                                  ------------
                                                                  ------------

 #<F3>  Non-income producing security.

                       See notes to financial statements.

AssetMark Large Cap Value Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                AssetMark Large         Russell 1000        Lipper Large-Cap
     Date        Cap Value Fund         Value Index         Value Funds Index
     ----        --------------         -----------         -----------------
   6/29/2001       $10,000.00            $10,000.00            $10,000.00
   9/30/2001        $9,140.00             $8,905.00             $8,729.00
  12/31/2001       $10,067.00             $9,561.00             $9,490.00
   3/31/2002       $10,338.00             $9,952.00             $9,672.00
   6/30/2002        $9,224.00             $9,104.00             $8,626.00
   9/30/2002        $7,058.00             $7,395.00             $7,016.00
  12/31/2002        $7,815.00             $8,076.00             $7,622.00
   3/31/2003        $7,230.00             $7,683.00             $7,250.00
   6/30/2003        $8,865.00             $9,010.00             $8,442.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 VALUE INDEX - An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "large-cap value" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED JUNE 30, 2003)
-----------------------------------------------------------------

                                         ONE YEAR    SINCE INCEPTION (6/29/01)
                                         --------    -------------------------
AssetMark Large Cap Value Fund            -3.89%             -5.84%
Russell 1000 Value Index                  -1.02%             -0.19%
Lipper Large-Cap Value Funds Index        -2.13%             -8.12%

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2003

 NUMBER OF                                                           MARKET
  SHARES                                                              VALUE
---------                                                            ------
             COMMON STOCK 93.87%

             MINING 2.19%

             OIL AND GAS EXTRACTION 1.81%
    25,300   Devon Energy Corporation                             $  1,351,020
    18,700   EOG Resources, Inc.                                       782,408
                                                                  ------------
                                                                     2,133,428
                                                                  ------------

             MINING AND QUARRYING OF NONMETALLIC
               MINERALS, EXCEPT FUELS 0.38%
    12,200   Vulcan Materials Company                                  452,254
                                                                  ------------
             Total Mining                                            2,585,682
                                                                  ------------

             MANUFACTURING 31.81%

             FOOD AND KINDRED PRODUCTS 2.77%
    90,430   Archer-Daniels-Midland Company                          1,163,834
    23,300   Diageo PLC                                              1,019,608
     9,100   Hershey Foods Corporation                                 633,906
    13,800   Kraft Foods Inc.                                          449,190
                                                                  ------------
                                                                     3,266,538
                                                                  ------------

             TOBACCO PRODUCTS 5.31%
   113,500   Altria Group, Inc.                                      5,157,440
    16,390   R.J. Reynolds Tobacco
               Holdings, Inc.                                          609,872
    14,100   UST Inc.                                                  493,923
                                                                  ------------
                                                                     6,261,235
                                                                  ------------

             FURNITURE AND FIXTURES 0.52%
    13,360   Lear Corporation #<F4>                                    614,827
                                                                  ------------

             PAPER AND ALLIED PRODUCTS 0.65%
    14,720   Kimberly-Clark Corporation                                767,501
                                                                  ------------

             PRINTING, PUBLISHING AND
               ALLIED INDUSTRIES 0.93%
    30,100   American Greetings Corporation #<F4>                      591,164
     6,600   Gannett Co., Inc.                                         506,946
                                                                  ------------
                                                                     1,098,110
                                                                  ------------

             CHEMICALS AND ALLIED PRODUCTS 4.42%
    50,350   Bristol-Myers Squibb Company                            1,367,002
    15,900   Eli Lilly and Company                                   1,096,623
    13,500   Great Lakes Chemical Corporation                          275,400
     5,600   Merck & Co. Inc.                                          339,080
    21,300   Pfizer Inc.                                               727,395
    75,190   Schering-Plough Corporation                             1,398,534
                                                                  ------------
                                                                     5,204,034
                                                                  ------------

             PETROLEUM REFINING AND
               RELATED INDUSTRIES 1.97%
    27,552   ConocoPhillips                                          1,509,850
    30,900   Marathon Oil Corporation                                  814,215
                                                                  ------------
                                                                     2,324,065
                                                                  ------------

             RUBBER AND MISCELLANEOUS
               PLASTICS PRODUCTS 2.84%
    95,500   The Goodyear Tire &
               Rubber Company #<F4>                                    501,375
    49,000   Sealed Air Corporation #<F4>                            2,335,340
    35,800   Tupperware Corporation                                    514,088
                                                                  ------------
                                                                     3,350,803
                                                                  ------------

             PRIMARY METAL INDUSTRIES 0.76%
    54,830   United States Steel Corporation                           897,567
                                                                  ------------

             INDUSTRIAL AND COMMERCIAL MACHINERY
               AND COMPUTER EQUIPMENT 2.45%
    22,900   Dover Corporation                                         686,084
    66,986   Hewlett-Packard Company                                 1,426,802
     7,100   Lexmark International, Inc. #<F4>                         502,467
    71,000   Solectron Corporation #<F4>                               265,540
                                                                  ------------
                                                                     2,880,893
                                                                  ------------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 3.38%
   605,690   Lucent Technologies Inc. #<F4>                          1,229,551
   101,330   Micron Technology, Inc. #<F4>                           1,178,468
   166,810   Motorola, Inc.                                          1,573,018
                                                                  ------------
                                                                     3,981,037
                                                                  ------------

             TRANSPORTATION EQUIPMENT 3.14%
    41,200   The Boeing Company                                      1,413,984
   106,740   Ford Motor Company                                      1,173,073
    30,850   General Motors Corporation                              1,110,600
                                                                  ------------
                                                                     3,697,657
                                                                  ------------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 1.23%
   136,700   Xerox Corporation #<F4>                                 1,447,653
                                                                  ------------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 1.44%
    89,200   Tyco International Ltd.                                 1,693,016
                                                                  ------------
             Total Manufacturing                                    37,484,936
                                                                  ------------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 12.95%

             MOTOR FREIGHT TRANSPORTATION
               AND WAREHOUSING 0.63%
    11,600   United Parcel Service, Inc.                               738,920
                                                                  ------------

             TRANSPORTATION BY AIR 1.10%
    82,540   AMR Corporation #<F4>                                     907,940
    26,500   Delta Air Lines, Inc.                                     389,020
                                                                  ------------
                                                                     1,296,960
                                                                  ------------

             COMMUNICATIONS 6.19%
   168,600   Avaya Inc. #<F4>                                        1,089,156
    55,520   BellSouth Corporation                                   1,478,498
    70,620   SBC Communications Inc.                                 1,804,341
   102,380   Sprint Corporation                                      1,474,272
    36,850   Verizon Communications Inc.                             1,453,732
                                                                  ------------
                                                                     7,299,999
                                                                  ------------

             ELECTRIC, GAS AND SANITARY SERVICES 5.03%
    66,960   Duke Energy Corporation                                 1,335,852
    48,200   Edison International #<F4>                                791,926
   115,420   EL Paso Corporation                                       932,594
    10,000   FirstEnergy Corp.                                         384,500
    62,430   PG&E Corporation #<F4>                                  1,320,394
    48,090   Waste Management, Inc.                                  1,158,488
                                                                  ------------
                                                                     5,923,754
                                                                  ------------

             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                  15,259,633
                                                                  ------------

             WHOLESALE TRADE 2.03%

             WHOLESALE TRADE - NON-DURABLE GOODS 2.03%
   116,940   Safeway Inc. #<F4>                                      2,392,592
                                                                  ------------
             Total Wholesale Trade                                   2,392,592
                                                                  ------------

             RETAIL TRADE 9.92%

             BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY AND MOBILE
               HOME DEALERS 0.71%
    31,300   The Sherwin-Williams Company                              841,344
                                                                  ------------

             GENERAL MERCHANDISE STORES 3.69%
    65,900   Costco Wholesale Corporation #<F4>                      2,411,940
    22,830   Federated Department Stores, Inc.                         841,285
    49,100   The May Department
               Stores Company                                        1,092,966
                                                                  ------------
                                                                     4,346,191
                                                                  ------------

             FOOD STORES 2.79%
    91,670   Albertson's, Inc.                                       1,760,064
    91,270   The Kroger Co. #<F4>                                    1,522,384
                                                                  ------------
                                                                     3,282,448
                                                                  ------------

             HOME FURNITURE, FURNISHINGS
               AND EQUIPMENT STORES 0.43%
    19,400   RadioShack Corporation                                    510,414
                                                                  ------------

             EATING AND DRINKING PLACES 1.39%
    74,380   McDonald's Corporation                                  1,640,823
                                                                  ------------

             MISCELLANEOUS RETAIL 0.91%
    87,920   Toys "R" Us, Inc. #<F4>                                 1,065,590
                                                                  ------------
             Total Retail Trade                                     11,686,810
                                                                  ------------

             FINANCE, INSURANCE
               AND REAL ESTATE 27.62%

             DEPOSITORY INSTITUTIONS 11.99%
    60,500   Bank One Corporation                                    2,249,390
    61,800   Citigroup Inc.                                          2,645,040
    23,400   FleetBoston Financial Corporation                         695,214
    25,500   Golden West Financial Corporation                       2,040,255
    39,769   HSBC Holdings PLC                                       2,350,746
    29,600   J.P. Morgan Chase & Co.                                 1,011,728
    23,200   Lloyds TSB Group PLC                                      673,032
    48,800   Wells Fargo & Company                                   2,459,520
                                                                  ------------
                                                                    14,124,925
                                                                  ------------

             NON-DEPOSITORY CREDIT
               INSTITUTIONS 4.15%
    80,100   American Express Company                                3,348,981
    62,480   CIT Group Inc.                                          1,540,132
                                                                  ------------
                                                                     4,889,113
                                                                  ------------

             SECURITY AND COMMODITY
               BROKERS, DEALERS, EXCHANGES
               AND SERVICES 0.80%
    22,100   Morgan Stanley                                            944,775
                                                                  ------------
                                                                       944,775
                                                                  ------------

             INSURANCE CARRIERS 7.97%
    61,200   American International Group, Inc.                      3,377,016
     2,900   American National
               Insurance Company                                       250,067
    53,940   Loews Corporation                                       2,550,823
    60,780   The Phoenix Companies, Inc.                               548,843
    22,900   The Progressive Corporation                             1,673,990
    14,400   Transatlantic Holdings, Inc.                              995,760
                                                                  ------------
                                                                     9,396,499
                                                                  ------------

             INSURANCE AGENTS, BROKERS
               AND SERVICES 0.62%
    30,400   Aon Corporation                                           732,032
                                                                  ------------

             HOLDING AND OTHER
               INVESTMENT OFFICES 2.09%
     1,014   Berkshire Hathaway Inc. #<F4>                           2,464,020
                                                                  ------------

             Total Finance, Insurance,
               and Real Estate                                      32,551,364
                                                                  ------------

             SERVICES 7.35%

             HOTELS, ROOMING HOUSES, CAMPS
               AND OTHER LODGING PLACES 0.44%
    13,500   Marriott International, Inc.                              518,670
                                                                  ------------

             PERSONAL SERVICES 0.42%
   127,610   Service Corporation International #<F4>                   493,851
                                                                  ------------

             BUSINESS SERVICES 4.29%
    15,600   D&B Corporation #<F4>                                     641,160
    54,850   Electronic Data
               Systems Corporation                                   1,176,532
    23,900   Microsoft Corporation                                     612,796
    41,190   NCR Corporation #<F4>                                   1,055,288
   127,970   Unisys Corporation #<F4>                                1,571,472
                                                                  ------------
                                                                     5,057,248
                                                                  ------------

             HEALTH SERVICES 1.52%
   153,940   Tenet Healthcare Corporation #<F4>                      1,793,401
                                                                  ------------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT AND RELATED SERVICES 0.68%
    15,200   Moody's Corporation                                       801,192
                                                                  ------------
             Total Services                                          8,664,362
                                                                  ------------
             TOTAL COMMON STOCK
               (COST $104,930,167)                                 110,625,379
                                                                  ------------

             SHORT TERM INVESTMENTS 7.15%

             MONEY MARKET FUND 7.15%
 8,421,383   Federated Prime Obligations Fund                        8,421,383
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $8,421,383)                                     8,421,383
                                                                  ------------
             TOTAL INVESTMENTS 101.02%
               (COST $113,351,550)                                 119,046,762
                                                                  ------------
             LIABILITIES, LESS OTHER
               ASSETS (1.02)%                                       (1,199,515)
                                                                  ------------
             NET ASSETS 100%                                      $117,847,247
                                                                  ------------
                                                                  ------------

 #<F4>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

               AssetMark Small/Mid      Russell 2500       Lipper Small-Cap
     Date        Cap Growth Fund        Growth Index      Growth Funds Index
     ----        ---------------        ------------      ------------------
   6/29/2001        $10,000.00           $10,000.00           $10,000.00
   9/30/2001         $7,170.00            $7,293.00            $7,497.00
  12/31/2001         $9,300.00            $9,182.00            $9,195.00
   3/31/2002         $8,960.00            $8,911.00            $9,063.00
   6/30/2002         $7,200.00            $7,429.00            $7,840.00
   9/30/2002         $5,800.00            $6,013.00            $6,311.00
  12/31/2002         $6,420.00            $6,511.00            $6,656.00
   3/31/2003         $6,361.00            $6,303.00            $6,407.00
   6/30/2003         $7,640.00            $7,735.00            $7,903.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP GROWTH FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "small-cap growth" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED JUNE 30, 2003)
-----------------------------------------------------------------

                                          ONE YEAR   SINCE INCEPTION (6/29/01)
                                          --------   -------------------------
AssetMark Small/Mid Cap Growth Fund         6.11%             -12.58%
Russell 2500 Growth Index                   4.11%             -12.06%
Lipper Small-Cap Growth Funds Index         0.80%             -11.10%

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2003

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 96.83%

             MANUFACTURING 26.10%

             CHEMICALS AND ALLIED PRODUCTS 6.43%
    30,975   Axcan Pharma Inc. #<F5>                               $   388,736
     4,200   Genentech, Inc. #<F5>                                     302,904
    17,800   Gilead Sciences, Inc. #<F5>                               988,790
     9,500   MedImmune, Inc. #<F5>                                     345,705
                                                                   -----------
                                                                     2,026,135
                                                                   -----------

             STONE, CLAY, GLASS AND
               CONCRETE PRODUCTS 0.97%
     9,950   Gentex Corporation #<F5>                                  304,968
                                                                   -----------

             PRIMARY METAL INDUSTRIES 1.08%
    13,750   Matthews International Corporation                        340,450
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 13.89%
    11,900   Altera Corporation #<F5>                                  195,160
    26,000   Applied Micro
               Circuits Corporation #<F5>                              157,300
    22,500   CIENA Corporation #<F5>                                   116,325
    10,600   GlobespanVirata, Inc. #<F5>                                88,616
     7,011   Harris Corporation                                        210,681
     7,600   Intersil Corporation #<F5>                                202,236
    27,500   Maxim Integrated Products, Inc.                           937,750
    14,187   Microchip Technology Incorporated                         351,128
    20,560   Monolithic System
               Technology, Inc. #<F5>                                  187,302
    17,800   Network Appliance, Inc. #<F5>                             286,224
     6,400   Novellus Systems, Inc. #<F5>                              234,374
    13,625   OSI Systems, Inc. #<F5>                                   218,000
     8,500   Research In Motion Limited #<F5>                          183,770
     6,075   Semtech Corporation #<F5>                                  86,569
    36,500   Xilinx, Inc. #<F5>                                        923,450
                                                                   -----------
                                                                     4,378,885
                                                                   -----------

             MEASURING, ANALYZING, AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 3.73%
     3,700   Biosite Incorporated #<F5>                                178,266
    82,050   CardioDynamics
               International Corporation #<F5>                         278,970
    11,000   Integra LifeSciences Holdings #<F5>                       289,960
    10,975   ResMed Inc. #<F5>                                         430,220
                                                                   -----------
                                                                     1,177,416
                                                                   -----------
             Total Manufacturing                                     8,227,854
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS, AND SANITARY SERVICES 18.66%

             TRANSPORTATION BY AIR 1.11%
     7,800   Ryanair Holdings PLC #<F5>                                350,376
                                                                   -----------

             TRANSPORTATION SERVICES 3.33%
     7,025   C.H. Robinson Worldwide, Inc.                             248,685
    10,200   Expedia, Inc. - Class A #<F5>                             776,628
       422   Expedia, Inc. - Warrant #<F5>                              23,016
                                                                   -----------
                                                                     1,048,329
                                                                   -----------

             COMMUNICATIONS 13.39%
    12,600   Cablevision Systems
               New York Group #<F5>                                    261,576
     8,100   Clear Channel
               Communications, Inc. #<F5>                              343,359
    13,400   Cox Radio, Inc. #<F5>                                     309,674
    29,200   EchoStar Communications
               Corporation #<F5>                                     1,010,904
    11,225   Emmis Communications
               Corporation #<F5>                                       257,614
    24,400   Entravision Communications
               Corporation #<F5>                                       276,940
     7,675   Global Payments Inc.                                      272,463
     7,450   Hispanic Broadcasting Corporation #<F5>                   189,603
    37,500   Mediacom Communications
               Corporation #<F5>                                       366,000
    36,000   Sprint Corp (PCS Group) #<F5>                             207,000
    13,100   Time Warner Telecom Inc. #<F5>                             80,434
    21,200   Univision Communications Inc. #<F5>                       644,480
                                                                   -----------
                                                                     4,220,047
                                                                   -----------

             ELECTRIC, GAS AND
               SANITARY SERVICES 0.83%
     6,825   Stericycle, Inc. #<F5>                                    261,807
                                                                   -----------
             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                   5,880,559
                                                                   -----------

             WHOLESALE TRADE 2.36%

             WHOLESALE TRADE -
               DURABLE GOODS 0.94%
    11,850   Knight Transportation, Inc. #<F5>                         295,420
                                                                   -----------

             WHOLESALE TRADE -
               NON-DURABLE GOODS 1.42%
    26,750   Airgas, Inc.                                              448,063
                                                                   -----------
             Total Wholesale Trade                                     743,483
                                                                   -----------

             RETAIL TRADE 15.34%

             BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY AND MOBILE
               HOME DEALERS 1.08%
    10,000   Fastenal Company                                          339,400
                                                                   -----------

             GENERAL MERCHANDISE STORES 1.37%
    11,575   Fred's, Inc.                                              433,021
                                                                   -----------

             FOOD STORES 0.74%
     4,925   Whole Foods Market, Inc. #<F5>                            234,085
                                                                   -----------

             HOME FURNITURE, FURNISHINGS
               AND EQUIPMENT STORES 4.01%
    22,400   Bed Bath & Beyond Inc. #<F5>                              869,568
    13,525   Williams-Sonoma, Inc. #<F5>                               394,930
                                                                   -----------
                                                                     1,264,498
                                                                   -----------

             MISCELLANEOUS RETAIL 8.14%
    15,300   Amazon.com, Inc. #<F5>                                    555,696
    16,200   eBay Inc. #<F5>                                         1,684,800
     8,550   Michaels Stores, Inc.                                     325,413
                                                                   -----------
                                                                     2,565,909
                                                                   -----------
             Total Retail Trade                                      4,836,913
                                                                   -----------

             FINANCE, INSURANCE
               AND REAL ESTATE 5.62%

             DEPOSITORY INSTITUTIONS 3.12%
    16,225   Boston Private Financial
               Holdings, Inc.                                          342,672
    30,575   Euronet Worldwide, Inc. #<F5>                             328,681
    10,750   Investors Financial Services Corp.                        311,212
                                                                   -----------
                                                                       982,565
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 2.28%
     1,800   The Chicago Mercantile Exchange                           125,334
     7,600   SEI Investments Company                                   243,200
     9,300   T. Rowe Price Group Inc.                                  351,261
                                                                   -----------
                                                                       719,795
                                                                   -----------

             INSURANCE CARRIERS 0.22%
     1,900   Cincinnati Financial Corporation                           70,376
                                                                   -----------
             Total Finance, Insurance,
               and Real Estate                                       1,772,736
                                                                   -----------

             SERVICES 28.75%

             PERSONAL SERVICES 2.66%
    24,025   FirstService Corporation #<F5>                            372,339
    15,875   Regis Corporation                                         461,169
       100   Weight Watchers International, Inc. #<F5>                   4,549
                                                                   -----------
                                                                       838,057
                                                                   -----------

             BUSINESS SERVICES 14.87%
    21,225   Activision, Inc. #<F5>                                    276,562
    19,700   Agile Software Corporation #<F5>                          189,908
    17,900   BEA Systems, Inc. #<F5>                                   194,931
    15,350   The BISYS Group, Inc. #<F5>                               281,979
     9,800   CheckFree Corp. #<F5>                                     274,400
     6,300   Cognex Corporation #<F5>                                  140,679
     9,287   Iron Mountain Incorporated #<F5>                          344,455
    31,100   Juniper Networks, Inc. #<F5>                              387,817
    34,050   OPNET Technologies, Inc. #<F5>                            415,069
     6,100   Robert Half International, Inc. #<F5>                     115,534
    36,500   Siebel Systems, Inc. #<F5>                                346,130
    66,307   SkillSoft PLC #<F5>                                       334,850
    14,675   StarTek, Inc. #<F5>                                       385,953
     2,600   Symantec Corporation #<F5>                                114,166
    15,100   webMethods, Inc. #<F5>                                    122,461
    23,300   Yahoo! Inc. #<F5>                                         761,910
                                                                   -----------
                                                                     4,686,804
                                                                   -----------

             AMUSEMENT AND RECREATION SERVICES 3.64%
    13,975   Speedway Motorsports, Inc.                                374,530
    22,800   Westwood One, Inc.                                        773,604
                                                                   -----------
                                                                     1,148,134
                                                                   -----------

             HEALTH SERVICES 2.45%
     5,510   American Healthways, Inc. #<F5>                           198,470
    17,050   Cross Country Healthcare, Inc. #<F5>                      224,378
     5,100   Express Scripts, Inc. #<F5>                               347,769
                                                                   -----------
                                                                       770,617
                                                                   -----------

             LEGAL SERVICES 0.80%
    10,325   Pre-Paid Legal Services, Inc. #<F5>                       253,272
                                                                   -----------

             EDUCATIONAL SERVICES 2.12%
     8,325   Education Management
               Corporation #<F5>                                       442,724
    38,325   The Princeton Review, Inc. #<F5>                          226,117
                                                                   -----------
                                                                       668,841
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT AND RELATED SERVICES 2.21%
    14,700   Paychex, Inc.                                             432,033
     9,775   Kroll Inc. #<F5>                                          263,827
                                                                   -----------
                                                                       695,860
                                                                   -----------
             Total Services                                          9,061,585
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $27,110,632)                                   30,523,130
                                                                   -----------

             SHORT TERM INVESTMENTS 4.32%

             MONEY MARKET FUND 4.32%
 1,360,816   Federated Prime Obligations Fund                        1,360,816
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,360,816)                                     1,360,816
                                                                   -----------
             TOTAL INVESTMENTS 101.15%
               (COST $28,471,448)                                   31,883,946
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (1.15)%                                         (363,100)
                                                                   -----------
             NET ASSETS 100%                                       $31,520,846
                                                                   -----------
                                                                   -----------

 #<F5>  Non-income producing security.

                       See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

               AssetMark Small/Mid      Russell 2500      Lipper Small-Cap
     Date         Cap Value Fund        Value Index       Value Funds Index
     ----         --------------        -----------       -----------------
   6/29/2001        $10,000.00           $10,000.00          $10,000.00
   9/30/2001         $8,840.00            $8,755.00           $8,560.00
  12/31/2001        $10,330.00           $10,179.00          $10,148.00
   3/31/2002        $10,990.00           $11,045.00          $10,959.00
   6/30/2002        $10,150.00           $10,659.00          $10,510.00
   9/30/2002         $8,500.00            $8,700.00           $8,530.00
  12/31/2002         $8,960.00            $9,173.00           $9,010.00
   3/31/2003         $8,510.00            $8,736.00           $8,491.00
   6/30/2003        $10,130.00           $10,595.00          $10,428.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 VALUE INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER SMALL-CAP VALUE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "small-cap value" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED JUNE 30, 2003)
-----------------------------------------------------------------

                                          ONE YEAR   SINCE INCEPTION (6/29/01)
                                          --------   -------------------------
AssetMark Small/Mid Cap Value Fund         -0.20%               0.65%
Russell 2500 Value Index                   -0.60%               2.93%
Lipper Small-Cap Value Funds Index         -0.78%               2.12%

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2003

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 95.28%

             MINING 1.75%

             OIL AND GAS EXTRACTION 1.75%
     8,700   Forest Oil Corporation #<F6>                          $   218,544
    16,000   Pride International, Inc. #<F6>                           301,120
                                                                   -----------
                                                                       519,664
                                                                   -----------
             Total Mining                                              519,664
                                                                   -----------

             MANUFACTURING 26.28%

             FOOD AND KINDRED PRODUCTS 1.30%
     4,100   Adolph Coors Company                                      200,818
     6,850   McCormick &
               Company, Incorporated                                   186,320
                                                                   -----------
                                                                       387,138
                                                                   -----------

             FURNITURE AND FIXTURES 2.17%
    14,600   Herman Miller, Inc.                                       292,876
     6,500   La-Z-Boy Incorporated                                     145,470
    17,600   Steelcase Inc.                                            206,976
                                                                   -----------
                                                                       645,322
                                                                   -----------

             PAPER AND ALLIED PRODUCTS 0.80%
    12,900   Packaging Corp of America #<F6>                           237,747
                                                                   -----------

             PRINTING, PUBLISHING
               AND ALLIED INDUSTRIES 3.28%
     9,100   Belo Corp.                                                203,476
     9,700   Harte-Hanks, Inc.                                         184,300
     6,515   The McClatchy Company                                     375,394
     8,200   Valassis Communications, Inc. #<F6>                       210,904
                                                                   -----------
                                                                       974,074
                                                                   -----------

             CHEMICALS AND ALLIED PRODUCTS 4.74%
     6,900   The Clorox Company                                        294,285
    23,400   The Dial Corporation                                      455,130
    13,300   Georgia Gulf Corporation                                  263,340
     8,500   International Flavors
               & Fragrances Inc.                                       271,405
     2,900   The Valspar Corporation                                   122,438
                                                                   -----------
                                                                     1,406,598
                                                                   -----------

             INDUSTRIAL AND COMMERCIAL MACHINERY
               AND COMPUTER EQUIPMENT 6.08%
     7,625   The Black & Decker Corporation                            331,306
    10,225   IDEX Corporation                                          370,554
     8,900   Kennametal Inc.                                           301,176
    11,375   Pitney Bowes Inc.                                         436,914
    13,300   The Stanley Works                                         367,080
                                                                   -----------
                                                                     1,807,030
                                                                   -----------

             ELECTRONIC AND OTHER ELECTRICAL
               EQUIPMENT AND COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT 3.47%
    58,400   Agere Systems Inc. #<F6>                                  134,320
     5,300   AMETEK, Inc.                                              194,245
    17,600   Andrew Corporation #<F6>                                  164,384
     7,700   Energizer Holdings, Inc. #<F6>                            241,780
     8,800   Fairchild Semiconductor
               International, Inc. #<F6>                               112,552
     7,500   Rockwell Collins, Inc.                                    184,725
                                                                   -----------
                                                                     1,032,006
                                                                   -----------

             TRANSPORTATION EQUIPMENT 1.07%
    15,200   Goodrich Corporation                                      319,200
                                                                   -----------

             MEASURING, ANALYZING AND
               CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL AND OPTICAL
               GOODS; WATCHES AND CLOCKS 2.34%
    10,900   Baxter International Inc.                                 283,400
     2,800   C.R. Bard, Inc.                                           199,668
     6,400   Invacare Corporation                                      211,200
                                                                   -----------
                                                                       694,268
                                                                   -----------

             MISCELLANEOUS MANUFACTURING
               INDUSTRIES 1.03%
    17,475   Hasbro, Inc.                                              305,638
                                                                   -----------
             Total Manufacturing                                     7,809,021
                                                                   -----------

             TRANSPORTATION,
               COMMUNICATIONS, ELECTRIC,
               GAS AND SANITARY SERVICES 9.20%

             MOTOR FREIGHT TRANSPORTATION
               AND WAREHOUSING 0.76%
     8,900   CNF Inc.                                                  225,882
                                                                   -----------

             WATER TRANSPORTATION 0.93%
    11,900   Royal Caribbean Cruises Ltd.                              275,604
                                                                   -----------

             COMMUNICATIONS 2.84%
     7,400   Anixter International Inc. #<F6>                          173,382
     8,255   Cablevision Systems
               New York Group #<F6>                                    171,374
     9,300   CenturyTel, Inc.                                          324,105
    18,000   Mediacom Communications
               Corporation #<F6>                                       175,680
                                                                   -----------
                                                                       844,541
                                                                   -----------

             ELECTRIC, GAS AND SANITARY SERVICES 4.67%
     6,200   Peoples Energy Corporation                                265,918
    19,100   PG&E Corporation #<F6>                                    403,965
     6,600   PPL Corporation                                           283,800
    22,600   Reliant Resources, Inc. #<F6>                             138,538
    10,200   Wisconsin Energy Corporation                              295,800
                                                                   -----------
                                                                     1,388,021
                                                                   -----------
             Total Transportation, Communications,
               Electric, Gas and Sanitary Services                   2,734,048
                                                                   -----------

             WHOLESALE TRADE 3.89%

             WHOLESALE TRADE-DURABLE GOODS 3.29%
    14,600   Apogent Technologies Inc. #<F6>                           292,000
    23,000   IKON Office Solutions, Inc.                               204,700
    14,200   Omnicare, Inc.                                            479,818
                                                                   -----------
                                                                       976,518
                                                                   -----------

             WHOLESALE TRADE-
               NON-DURABLE GOODS 0.60%
     8,700   Safeway Inc. #<F6>                                        178,002
                                                                   -----------
             Total Wholesale Trade                                   1,154,520
                                                                   -----------

             RETAIL TRADE 8.08%

             GENERAL MERCHANDISE STORES 1.21%
     9,700   J.C. Penney Company, Inc.                                 163,445
     5,325   The Neiman Marcus Group, Inc. #<F6>                       194,895
                                                                   -----------
                                                                       358,340
                                                                   -----------

             EATING AND DRINKING PLACES 3.75%
    11,200   AFC Enterprises, Inc. #<F6>                               183,344
    14,400   ARAMARK Corporation #<F6>                                 322,848
     3,800   Outback Steakhouse, Inc.                                  148,200
    15,500   Yum! Brands, Inc #<F6>                                    458,180
                                                                   -----------
                                                                     1,112,572
                                                                   -----------

             MISCELLANEOUS RETAIL 3.12%
     7,200   Dollar Tree Stores, Inc. #<F6>                            228,744
     5,800   Jo-Ann Stores, Inc. #<F6>                                 146,740
    15,600   Office Depot, Inc. #<F6>                                  226,356
    26,900   Toys "R" Us, Inc. #<F6>                                   326,028
                                                                   -----------
                                                                       927,868
                                                                   -----------
             Total Retail Trade                                      2,398,780
                                                                   -----------

             FINANCE, INSURANCE
               AND REAL ESTATE 23.70%

             DEPOSITORY INSTITUTIONS 4.14%
     9,500   Hibernia Corporation                                      172,520
    11,600   Northern Trust Corporation                                482,560
    13,600   North Fork Bancorporation, Inc.                           463,216
     2,800   TCF Financial Corporation                                 111,552
                                                                   -----------
                                                                     1,229,848
                                                                   -----------

             SECURITY AND COMMODITY BROKERS,
               DEALERS, EXCHANGES AND SERVICES 3.33%
     8,100   Franklin Resources, Inc.                                  316,467
     5,700   Investment Technology Group, Inc. #<F6>                   106,020
    20,400   Janus Capital Group Inc.                                  334,560
     6,175   T. Rowe Price Group Inc.                                  233,230
                                                                   -----------
                                                                       990,277
                                                                   -----------

             INSURANCE CARRIERS 12.04%
    18,000   Allmerica Financial Corporation #<F6>                     323,820
     4,300   Amabac Financial Group, Inc.                              284,875
     8,100   Everest Re Group, Ltd.                                    619,650
    11,400   HCC Insurance Holdings, Inc.                              337,098
    10,050   Horace Mann Educators Corporation                         162,107
     1,335   Markel Corporation #<F6>                                  341,760
    10,200   MBIA Inc.                                                 497,250
     9,800   Oxford Health Plans, Inc. #<F6>                           411,894
     8,700   The St. Paul Companies, Inc.                              317,637
     3,375   XL Capital Ltd.                                           280,125
                                                                   -----------
                                                                     3,576,216
                                                                   -----------

             INSURANCE AGENTS, BROKERS AND SERVICES 1.40%
    13,500   Willis Group Holdings Limited                             415,125
                                                                   -----------

             HOLDING AND OTHER INVESTMENT OFFICES 2.79%
    13,500   iStar Financial Inc.                                      492,750
     8,825   The Rouse Company                                         336,232
                                                                   -----------
                                                                       828,982
                                                                   -----------
             Total Finance, Insurance,
               and Real Estate                                       7,040,448
                                                                   -----------

             SERVICES 22.38%

             HOTELS, ROOMING HOUSES, CAMPS
               AND OTHER LODGING PLACES 1.71%
    16,200   Extended Stay America, Inc. #<F6>                         218,538
     8,500   MGM MIRAGE #<F6>                                          290,530
                                                                   -----------
                                                                       509,068
                                                                   -----------

             PERSONAL SERVICES 0.75%
     5,150   H&R Block, Inc.                                           222,738
                                                                   -----------

             BUSINESS SERVICES 13.08%
     5,800   ADVO, Inc. #<F6>                                          257,520
     9,000   Amdocs Limited #<F6>                                      216,000
     6,900   Brady Corporation                                         230,115
    15,775   Cendant Corporation #<F6>                                 288,998
     6,775   Certegy Inc. #<F6>                                        188,006
     9,675   D&B Corporation #<F6>                                     397,642
    12,550   Equifax Inc.                                              326,300
       457   Grey Global Group Inc.                                    353,284
    25,300   IMS Health Incorporated                                   455,147
    24,410   The Interpublic Group
               of Companies, Inc.                                      326,606
     6,900   Manpower Inc.                                             255,921
    15,300   Sotheby's Holdings, Inc. #<F6>                            113,832
    12,350   SunGard Data Systems Inc. #<F6>                           319,988
     7,000   Viad Corp.                                                156,730
                                                                   -----------
                                                                     3,886,089
                                                                   -----------

             MOTION PICTURES 0.61%
    14,500   Metro-Goldwyn-Mayer Inc. #<F6>                            180,090
                                                                   -----------

             AMUSEMENT AND
               RECREATION SERVICES 1.23%
     5,700   Alliance Gaming Corporation #<F6>                         107,787
     6,500   International Speedway Corporation                        256,815
                                                                   -----------
                                                                       364,602
                                                                   -----------

             HEALTH SERVICES 1.91%
     8,900   Caremark Rx, Inc. #<F6>                                   228,552
     4,000   Edwards Lifesciences Corporation #<F6>                    128,560
     9,900   LifePoint Hospitals, Inc. #<F6>                           208,989
                                                                   -----------
                                                                       566,101
                                                                   -----------

             EDUCATIONAL SERVICES 0.18%
     2,250   DeVry, Inc. #<F6>                                          52,402
                                                                   -----------

             ENGINEERING, ACCOUNTING, RESEARCH,
               MANAGEMENT AND RELATED SERVICES 2.91%
    20,700   Accenture Ltd. #<F6>                                      374,463
    27,300   BearingPoint, Inc. #<F6>                                  263,445
    21,100   The ServiceMaster Company                                 225,770
                                                                   -----------
                                                                       863,678
                                                                   -----------
             Total Service                                           6,644,768
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $25,131,788)                                   28,301,249
                                                                   -----------

             SHORT TERM INVESTMENTS 6.63%

             MONEY MARKET FUND 6.63%
 1,968,735   Federated Prime Obligations Fund                        1,968,735
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,968,735)                                     1,968,735
                                                                   -----------
             TOTAL INVESTMENTS 101.91%
               (COST $27,100,523)                                   30,269,984
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (1.91)%                                         (566,614)
                                                                   -----------
             NET ASSETS 100%                                       $29,703,370
                                                                   -----------
                                                                   -----------

 #<F6>  Non-income producing security.

                       See notes to financial statements.

AssetMark International Equity Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                    Assetmark            Morgan Stanley             Lipper
                  International       Capital International     International
     Date          Equity Fund             EAFE Index            Funds Index
     ----          -----------        ---------------------      -----------
   6/29/2001        $10,000.00             $10,000.00             $10,000.00
   9/30/2001         $8,630.00              $8,605.00              $8,504.00
  12/31/2001         $9,460.00              $9,206.00              $9,222.00
   3/31/2002         $9,331.00              $9,258.00              $9,448.00
   6/30/2002         $8,960.00              $9,078.00              $9,269.00
   9/30/2002         $7,240.00              $7,291.00              $7,451.00
  12/31/2002         $7,588.00              $7,763.00              $7,946.00
   3/31/2003         $6,966.00              $7,132.00              $7,247.00
   6/30/2003         $8,250.00              $8,528.00              $8,676.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - An unmanaged market-capitalization-weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australia, Asia and the Far East.

LIPPER INTERNATIONAL FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "international" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED JUNE 30, 2003)
-----------------------------------------------------------------

                                           ONE YEAR    SINCE INCEPTION (6/29/01)
                                           --------    -------------------------
AssetMark International Equity Fund         -7.92%             -9.16%
Morgan Stanley Capital
  International EAFE Index                  -6.06%             -7.65%
Lipper International Funds Index            -6.40%             -6.86%

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2003

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
             COMMON STOCK 95.42%*<F7>

             AUSTRALIA 3.32%
    37,800   Boral Limited                                         $   513,101
   266,200   Coca-Cola Amatil Limited                                2,038,799
                                                                   -----------
                                                                     2,551,900
                                                                   -----------

             BRAZIL 1.84%
    13,600   Banco Itau Holding Financeira SA                          461,040
    48,500   Petroleo Brasileiro SA - Petrobras                        958,360
                                                                   -----------
                                                                     1,419,400
                                                                   -----------

             BRITAIN 19.92%
    42,636   Amvescap PLC                                              596,051
    15,200   AstraZeneca PLC                                           619,704
    30,000   BAE SYSTEMS PLC                                           282,174
    17,100   BOC Group PLC                                             448,704
    23,700   BP PLC                                                    995,874
    33,900   Barclays PLC                                            1,014,288
    53,000   Boots Group PLC                                         1,134,322
    21,000   Cadbury Schweppes PLC                                     507,780
    67,500   Compass Group PLC                                         363,947
    19,500   Diageo PLC                                                853,320
    20,100   Galen Holdings PLC                                        703,500
    13,100   HSBC Holdings PLC                                         774,341
    25,700   HBOS PLC                                                  998,085
    41,700   Lloyds TSB Group PLC                                    1,209,717
   136,600   Pearson PLC                                             1,311,360
    16,300   Rio Tinto PLC                                           1,247,765
   115,300   Vodafone Group PLC                                      2,265,645
                                                                   -----------
                                                                    15,326,577
                                                                   -----------

             CANADA 2.40%
     8,300   Alcan Inc.                                                259,707
    16,000   Canadian National
               Railway Company                                         772,160
    14,000   Inco Limited #<F8>                                        295,960
    18,500   Manulife Financial Corporation                            521,885
                                                                   -----------
                                                                     1,849,712
                                                                   -----------

             DENMARK 1.21%
    47,600   Danske Bank A/S                                           926,972
                                                                   -----------

             FINLAND 3.13%
   102,008   Nokia Oyj                                               1,675,991
    50,200   UPM-Kymmene Oyj                                           730,410
                                                                   -----------
                                                                     2,406,401
                                                                   -----------

             FRANCE 13.86%
    71,710   Alcatel SA                                                641,805
    37,500   Axa                                                       585,375
    61,800   BNP Paribas SA                                          1,570,140
    48,100   France Telecom SA                                       1,185,665
    45,800   Groupe Danone                                           1,270,950
    58,750   Pernod-Ricard SA                                        1,310,495
    17,145   PSA Peugeot Citroen                                       832,806
    34,400   Sanofi-Synthelabo SA                                    1,002,760
    55,000   Societe Generale                                          697,268
    20,594   Total SA                                                1,561,025
                                                                   -----------
                                                                    10,658,289
                                                                   -----------

             GERMANY 4.42%
    13,000   Continental AG                                            272,890
    61,900   Deutsche Telekom AG                                       940,880
     5,900   Puma AG Rudolf Dassler Sport                              580,630
    26,900   SAP AG                                                    786,018
    16,700   Siemens AG                                                815,795
                                                                   -----------
                                                                     3,396,213
                                                                   -----------

             HONG KONG 2.06%
    12,000   CNOOC Limited                                             356,400
    67,000   Hang Seng Bank Limited                                    708,820
   119,000   Swire Pacific Limited                                     520,363
                                                                   -----------
                                                                     1,585,583
                                                                   -----------

             INDIA 1.64%
    25,000   Dr. Reddy's Laboratories Limited                          582,750
    12,700   Infosys Technologies Limited                              681,355
                                                                   -----------
                                                                     1,264,105
                                                                   -----------

             IRELAND 2.20%
    29,200   CRH PLC                                                   460,659
    27,500   Ryanair Holdings PLC #<F8>                              1,235,300
                                                                   -----------
                                                                     1,695,959
                                                                   -----------

             ISRAEL 0.53%
     7,200   Teva Pharmaceutical
               Industries Ltd.                                         409,896
                                                                   -----------

             ITALY 1.62%
     9,100   Eni SPA                                                   691,964
    40,000   Luxottica Group SPA                                       556,000
                                                                   -----------
                                                                     1,247,964
                                                                   -----------

             JAPAN 19.16%
    39,268   Canon Inc.                                              1,792,584
    25,900   Fuji Photo Film Co., Ltd.                                 746,179
    38,800   Honda Motor Co., Ltd.                                     739,140
     2,200   Kao Corporation                                           409,494
    15,600   Konica Corporation                                      1,775,990
   100,000   Matsushita Electric
               Industrial Co., Ltd.                                  1,005,000
   108,200   Mitsubishi Corporation                                  1,501,243
    48,200   NTT DoCoMo, Inc.                                        1,059,436
    89,600   Nintendo Co., Ltd.                                        804,966
    45,600   Nippon Telegraph And
               Telephone Corporation (NTT)                             902,880
   132,900   Nissan Motor Co., Ltd.                                  2,518,455
     2,000   Nitto Denko Corporation                                   654,591
    33,200   Seven-Eleven Japan Co., Ltd.                              826,717
                                                                   -----------
                                                                    14,736,675
                                                                   -----------

             MEXICO 0.41%
    17,000   America Movil SA de CV                                    318,750
                                                                   -----------

             NETHERLANDS 4.05%
    76,700   Aegon NV                                                  770,068
    20,000   Akzo Nobel NV                                             533,000
    63,200   ING Groep NV                                            1,107,896
    15,039   Royal Dutch Petroleum Company                             701,118
                                                                   -----------
                                                                     3,112,082
                                                                   -----------

             PERU 0.37%
     9,400   Compania de Minas
               Buenaventura SAU                                        282,846
                                                                   -----------

             SINGAPORE 1.25%
    41,000   DBS Group Holdings Limited                                959,216
                                                                   -----------

             SOUTH AFRICA 0.80%
    66,000   ABSA Group Limited                                        617,641
                                                                   -----------

             SOUTH KOREA 0.66%
    19,300   POSCO                                                     505,467
                                                                   -----------

             SWEDEN 5.16%
    50,000   AB SKF                                                  1,459,500
    37,400   Atlas Copco AB                                            946,104
    21,000   Electrolux AB                                             834,540
    21,600   Sandvik AB                                                565,300
     8,100   TeliaSonera AB                                            167,176
                                                                   -----------
                                                                     3,972,620
                                                                   -----------

             SWITZERLAND 3.80%
    32,100   Novartis AG                                             1,277,901
    10,000   Roche Holding AG                                          784,399
    15,500   Swiss Re                                                  858,798
                                                                   -----------
                                                                     2,921,098
                                                                   -----------

             TAIWAN 0.77%
    58,600   Taiwan Semiconductor
               Manufacturing Company Ltd.                              590,688
                                                                   -----------

             THAILAND 0.83%
   348,000   Shin Corporation Public
               Company Limited                                         635,726
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $67,646,154)                                   73,391,780
                                                                   -----------

             SHORT TERM INVESTMENTS 4.41%

             MONEY MARKET FUND 4.41%
 3,391,776   Federated Prime Obligations Fund                        3,391,776
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $3,391,776)                                     3,391,776
                                                                   -----------
             TOTAL INVESTMENTS 99.83%
               (COST $71,037,930)                                   76,783,556
                                                                   -----------
             OTHER ASSETS, LESS
               LIABILITIES 0.17%                                       131,840
                                                                   -----------
             NET ASSETS 100%                                       $76,915,396
                                                                   -----------
                                                                   -----------

*<F7> All common stocks listed are American Depository Receipts (ADRs). #<F8> Non-income producing security.

                       See notes to financial statements.

AssetMark Real Estate Securities Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                    AssetMark                                    Lipper
                   Real Estate             Wilshire            Real Estate
     Date        Securities Fund          REIT Index           Funds Index
     ----        ---------------          ----------           -----------
   6/29/2001        $10,000.00            $10,000.00           $10,000.00
   9/30/2001         $9,960.00             $9,760.00            $9,644.00
  12/31/2001        $10,250.00            $10,238.00           $10,134.00
   3/31/2002        $10,927.00            $11,095.00           $10,975.00
   6/30/2002        $11,460.00            $11,606.00           $11,466.00
   9/30/2002        $10,600.00            $10,552.00           $10,446.00
  12/31/2002        $10,696.00            $10,606.00           $10,503.00
   3/31/2003        $10,888.00            $10,739.00           $10,625.00
   6/30/2003        $12,018.00            $12,039.00           $12,020.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

WILSHIRE REIT INDEX - An unmanaged index considered representative of U.S. publicly traded Real Estate Investment Trusts.

LIPPER REAL ESTATE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "real estate" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED JUNE 30, 2003)
-----------------------------------------------------------------

                                          ONE YEAR   SINCE INCEPTION (6/29/01)
                                          --------   -------------------------
AssetMark Real Estate Securities Fund       4.87%               9.61%
Wilshire REIT Index                         3.73%               9.72%
Lipper Real Estate Funds Index              4.83%               9.64%

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
June 30, 2003

 NUMBER OF                                                            MARKET
  SHARES                                                              VALUE
---------                                                             ------
             REAL ESTATE INVESTMENT TRUSTS 97.56%

             COMMON STOCK 89.32%

             APARTMENTS 23.75%
    14,280   Apartment Investment &
               Management Company                                  $   494,088
    31,815   Archstone-Smith Trust                                     763,560
    16,880   Avalonbay Communities, Inc.                               719,763
     7,520   BRE Properties, Inc.                                      249,664
    12,810   Camden Property Trust                                     447,710
    50,940   Equity Residential                                      1,321,893
     9,730   Essex Property Trust, Inc.                                557,042
     4,360   Gables Residential Trust                                  131,803
    17,660   Home Properties of New York, Inc.                         622,338
    52,960   United Dominion Realty Trust, Inc.                        911,971
                                                                   -----------
                                                                     6,219,832
                                                                   -----------

             DIVERSIFIED 9.01%
     5,420   Colonial Properties Trust                                 190,730
    16,920   Liberty Property Trust                                    585,432
    33,450   Vornado Realty Trust                                    1,458,420
     4,610   Washington Real Estate
               Investment Trust                                        125,392
                                                                   -----------
                                                                     2,359,974
                                                                   -----------

             OFFICE PROPERTY 16.83%
     6,760   Alexandria Real Estate Equities, Inc.                     304,200
     3,600   American Financial Realty Trust                            53,676
    17,390   Arden Realty, Inc.                                        451,271
    22,180   Boston Properties, Inc.                                   971,484
     5,260   Brandywine Realty Trust                                   129,501
    16,300   CarrAmerica Realty Corporation                            453,303
     4,620   Cousins Properties, Inc.                                  128,898
    13,630   Crescent Real Estate
               Equities Company                                        226,394
    15,150   Equity Office Properties Trust                            409,201
     5,400   Glenborough Realty
               Trust Incorporated                                      103,410
     2,340   Kilroy Realty Corporation                                  64,350
     7,280   Mack-Cali Realty Corporation                              264,846
     7,000   Maguire Properties, Inc. #<F9>                            134,750
     8,700   Prentiss Properties Trust                                 260,913
     3,180   Reckson Associates
               Realty Corporation                                       66,335
    11,040   SL Green Realty Corp.                                     385,186
                                                                   -----------
                                                                     4,407,718
                                                                   -----------

             REGIONAL MALLS 18.09%
     5,740   CBL & Associates Properties, Inc.                         246,820
    13,240   General Growth Properties, Inc.                           826,706
    29,140   The Macerich Company                                    1,023,688
    18,590   The Rouse Company                                         708,279
    49,510   Simon Property Group, Inc.                              1,932,375
                                                                   -----------
                                                                     4,737,868
                                                                   -----------

             SHOPPING CENTERS 11.05%
     7,850   Developers Diversified
               Realty Corporation                                      223,254
    15,490   Federal Realty Investment Trust                           495,680
     6,870   Kimco Realty Corporation                                  260,373
     9,130   New Plan Excel Realty Trust                               194,926
    22,710   Pan Pacific Retail Properties, Inc.                       893,638
    15,020   Regency Centers Corporation                               525,400
     7,160   Weingarten Realty Investors                               300,004
                                                                   -----------
                                                                     2,893,275
                                                                   -----------

             WAREHOUSE/INDUSTRIAL 10.59%
    29,300   AMB Property Corporation                                  825,381
     4,210   CenterPoint Properties Trust                              257,863
    11,520   Duke Realty Corporation                                   317,376
    46,570   ProLogis                                                1,271,361
     2,850   PS Business Parks, Inc.                                   100,605
                                                                   -----------
                                                                     2,772,586
                                                                   -----------
             TOTAL COMMON STOCK
               (COST $21,186,257)                                   23,391,253
                                                                   -----------

             PREFERRED STOCK 8.24%

             DIVERSIFIED 1.27%
    12,900   Lexington Corporate Properties
               Trust, 8.05%                                            332,240
                                                                   -----------

             OFFICE PROPERTY 4.13%
    39,200   Equity Office Properties Trust, 7.75%                   1,082,116
                                                                   -----------

             REGIONAL MALLS 0.75%
     7,100   The Mills Corp., 9.00%                                    195,250
                                                                   -----------

             SHOPPING CENTERS 2.09%
    11,500   Developers Diversified Realty, 8.00%                      300,725
     9,300   New Plan Excel Realty Trust, 7.625%                       246,915
                                                                   -----------
                                                                       547,640
                                                                   -----------
             TOTAL PREFERRED STOCK
               (COST $2,021,305)                                     2,157,246
                                                                   -----------

             SHORT TERM INVESTMENTS 3.83%

             MONEY MARKET FUND 3.83%
 1,004,566   Federated Prime Obligations Fund                        1,004,566
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,004,566)                                     1,004,566
                                                                   -----------
             TOTAL INVESTMENTS 101.39%
               (COST $24,212,128)                                   26,553,065
                                                                   -----------
             LIABILITIES, LESS OTHER
               ASSETS (1.39)%                                         (364,457)
                                                                   -----------
             NET ASSETS 100%                                       $26,188,608
                                                                   -----------
                                                                   -----------

 #<F9>  Non-income producing security.

                       See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
PERFORMANCE DATA


                  AssetMark               Lehman             Lipper General
              Tax-Exempt Fixed      Brothers Municipal       Municipal Debt
     Date        Income Fund            Bond Index            Funds Index
     ----        -----------            ----------            -----------
   6/29/2001     $10,000.00             $10,000.00             $10,000.00
   9/30/2001     $10,260.00             $10,281.00             $10,256.00
  12/31/2001     $10,135.00             $10,218.00             $10,148.00
   3/31/2002     $10,205.00             $10,314.00             $10,234.00
   6/30/2002     $10,647.00             $10,692.00             $10,585.00
   9/30/2002     $11,132.00             $11,200.00             $11,056.00
  12/31/2002     $11,100.00             $11,200.00             $11,023.00
   3/31/2003     $11,199.00             $11,334.00             $11,103.00
   6/30/2003     $11,475.00             $11,627.00             $11,410.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS MUNICIPAL BOND INDEX - An unmanaged index which measures the performance of investment-grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million.

LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest "general municipal debt" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED JUNE 30, 2003)
-----------------------------------------------------------------

                                            ONE YEAR   SINCE INCEPTION (6/29/01)
                                            --------   -------------------------
AssetMark Tax-Exempt Fixed Income Fund        7.78%             7.11%
Lehman Brothers Municipal Bond Index          8.74%             7.83%
Lipper General Municipal Debt Funds Index     7.80%             6.82%

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2003

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
---------                                                             ------
             MUNICIPAL BONDS 92.79%

             ALABAMA 1.38%
  $125,000   Alabama State Public School
               & College Authority,
               5.00%, 02-01-2012                                   $   140,004
   195,000   Birmingham, Alabama,
               5.00%, 04-01-2008                                       218,997
                                                                   -----------
                                                                       359,001
                                                                   -----------

             ARIZONA 4.05%
   135,000   Maricopa County Arizona School
               District No. 3 Tempe Elementary,
               5.00%, 07-01-2012                                       154,202
   500,000   Maricopa County Arizona Unified
               School District No. 48 Scottsdale,
               4.75%, 07-01-2010                                       561,205
   300,000   Navajo County Arizona Unified
               School District No. 32 Blue Ridge,
               5.00%, 07-01-2014                                       342,543
                                                                   -----------
                                                                     1,057,950
                                                                   -----------

             CALIFORNIA 7.12%
   750,000   California State,
               5.25%, 02-01-2014                                       827,760
   100,000   Fallbrook California High School
               District San Diego County,
               5.375%, 09-01-2014                                      117,297
   350,000   Los Angeles County California
               Metropolitan Transportation
               Authority Sales Tax Revenue,
               5.00%, 07-01-2014                                       395,217
   500,000   Los Angeles California School
               District, 4.00%, 07-01-2014                             518,365
                                                                   -----------
                                                                     1,858,639
                                                                   -----------

             CONNECTICUT 1.87%
   425,000   Connecticut State,
               5.25%, 06-15-2009                                       487,972
                                                                   -----------

             DISTRICT OF COLUMBIA 1.32%
   100,000   District of Columbia,
               5.50%, 06-01-2007                                       112,740
   200,000   District of Columbia,
               5.50%, 06-01-2009                                       231,110
                                                                   -----------
                                                                       343,850
                                                                   -----------

             FLORIDA 1.29%
   100,000   Dade County Florida Water & Sewer
               Systems, 6.25%, 10-01-2007                              117,253
   100,000   Jacksonville Florida Excise Taxes,
               5.65%, 10-01-2005                                       109,496
   100,000   Mary Esther Florida Water &
               Sewer, 4.95%, 01-01-2007                                110,300
                                                                   -----------
                                                                       337,049
                                                                   -----------

             GEORGIA 2.20%
   500,000   Atlanta Georgia Water & Wastewater,
               5.00%, 11-01-2038                                       574,645
                                                                   -----------

             HAWAII 0.45%
   100,000   Honolulu Hawaii City & County,
               6.00%, 01-01-2009                                       118,428
                                                                   -----------

             IOWA 1.94%
   480,000   Polk County Iowa,
               4.00%, 06-01-2012                                       506,640
                                                                   -----------

             ILLINOIS 10.45%
   305,000   Chicago Illinois,
               5.50%, 01-01-2015                                       359,470
   750,000   Chicago Illinois Neighborhoods,
               5.00%, 01-01-2010                                       844,042
   500,000   Chicago Illinois Wastewater
               Transmission, 5.50%, 01-01-2010                         577,410
   100,000   Chicago Illinois Wastewater
               Transmission, 5.375%, 01-01-2013                        116,264
   100,000   Chicago Illinois Metropolitan Water
               Reclamation District Greater
               Chicago, 6.05%, 12-01-2009                              120,250
   100,000   Chicago Illinois Metropolitan Water
               Reclamation District Greater
               Chicago, 5.50%, 12-01-2012                              117,893
   100,000   Du Page & Cook Counties Illinois,
               4.375%, 01-01-2009                                      109,140
   100,000   Illinois State, 5.25%, 08-01-2012                         114,335
   100,000   Illinois State Sales Tax,
               5.375%, 06-15-2007                                      112,675
   220,000   Illinois State Sales Tax,
               5.50%, 06-15-2009                                       254,826
                                                                   -----------
                                                                     2,726,305
                                                                   -----------

             INDIANA 4.34%
   200,000   Purdue University Indiana,
               4.25%, 07-01-2008                                       218,104
   500,000   Purdue University Indiana,
               5.25%, 07-01-2008                                       568,715
   300,000   Sunman Dearborn Indiana
               Intermediate School Building
               Corp, 5.375%, 07-15-2012                                346,689
                                                                   -----------
                                                                     1,133,508
                                                                   -----------

             MASSACHUSETTS 0.99%
    95,000   Massachusetts Bay Transportation
               Authority, 5.50%, 03-01-2012                            110,941
   120,000   Massachusetts State Water Resources
               Authority, 6.25%, 12-01-2011                            148,094
                                                                   -----------
                                                                       259,035
                                                                   -----------

             MICHIGAN 0.67%
   150,000   Dundee Michigan Community School
               District, 5.375%, 05-01-2010                            173,444
                                                                   -----------

             MINNESOTA 2.99%
   400,000   Osseo Minnesota Independent School
               District 279, 5.00%, 02-01-2013                         451,388
   295,000   Prior Lake Minnesota Independent
               School District No 719,
               4.75%, 02-01-2010                                       328,583
                                                                   -----------
                                                                       779,971
                                                                   -----------

             MISSOURI 1.30%
   300,000   Kansas City Missouri Municipal
               Assistance Corp, 5.00%, 03-01-2012                      338,337
                                                                   -----------

             MARYLAND 0.34%
    75,000   Maryland State, 5.50%, 03-01-2013                          89,372
                                                                   -----------

             NEBRASKA 0.44%
   100,000   Omaha Nebraska Special Obligations,
               5.375%, 02-01-2013                                      115,819
                                                                   -----------

             NEVADA 0.59%
   135,000   Clark County Nevada School
               District, 6.00%, 06-15-2007                             153,842
                                                                   -----------

             NEW JERSEY 4.69%
   425,000   Gateway New Jersey Housing
               Development Corporation,
               10.50%, 08-01-2025                                      425,578
   700,000   New Jersey State Turnpike Authority,
               6.75%, 01-01-2009                                       799,064
                                                                   -----------
                                                                     1,224,642
                                                                   -----------

             NEW YORK 9.55%
   560,000   Long Island Power Authority
               New York Electric System,
               4.00%, 12-01-2010                                       575,546
   300,000   Metropolitan Transportation
               Authority New York Service
               Contract, 5.25%, 07-01-2007                             334,683
   100,000   Metropolitan Transportation
               Authority New York Dedicated
               Tax Fund, 5.25%, 04-01-2009                             112,865
   100,000   New York, New York,
               5.25%, 08-01-2011                                       113,954
   500,000   New York City Transit Authority,
               Metropolitan Transportation
               Authority Triborough,
               5.625%, 01-01-2012                                      573,395
   500,000   New York State Dormitory
               Authority, 5.25%, 11-15-2023                            557,305
   200,000   New York State Tollway Authority,
               5.25%, 01-01-2010                                       224,396
                                                                   -----------
                                                                     2,492,144
                                                                   -----------

             NORTH CAROLINA 2.61%
   500,000   North Carolina Municipal Power
               Agency No 1 Catawba Electric,
               5.25%, 01-01-2009                                       569,355
   100,000   North Carolina State,
               4.60%, 04-01-2008                                       111,183
                                                                   -----------
                                                                       680,538
                                                                   -----------

             OHIO 0.43%
   100,000   Bowling Green State University
               of Ohio, 5.00%, 06-01-2008                              113,114
                                                                   -----------

             OREGON 0.68%
   175,000   Oregon State Housing &
               Community Services Department,
               5.40%, 07-01-2005                                       178,048
                                                                   -----------

             PENNSYLVANIA 3.53%
   100,000   Pennsylvania Housing Finance
               Agency, 4.95%, 10-01-2004                               102,654
   125,000   Pennsylvania State,
               5.00%, 02-01-2009                                       141,381
   500,000   Pennsylvania State,
               5.00%, 01-01-2014                                       564,450
   100,000   Philadelphia Pennsylvania Gas
               Works, 5.00%, 08-01-2010                                113,279
                                                                   -----------
                                                                       921,764
                                                                   -----------

             TENNESSEE 2.43%
   250,000   Knoxville Tennessee Water,
               5.00%, 03-01-2009                                       282,370
   300,000   Memphis Tennessee,
               5.50%, 11-01-2010                                       351,579
                                                                   -----------
                                                                       633,949
                                                                   -----------

             TEXAS 14.76%
   100,000   Austin Texas, 5.25%, 09-01-2007                           112,784
   515,000   Denton Texas Utility System
               Revenue, 5.25%, 12-01-2013                              589,830
   100,000   Flower Mound Texas Waterworks
               & Sewer, 5.375%, 09-01-2006                             111,622
   145,000   Frisco Texas, 5.875%, 02-15-2010                          170,510
   165,000   Frisco Texas, 5.00%, 02-15-2012                           184,812
   750,000   Harris County Texas,
               5.25%, 10-01-2013                                       852,225
   150,000   Mansfield Texas, 5.50%, 02-15-2008                        170,764
   370,000   Marble Falls Texas Independent
               School District, 5.00%, 08-15-2015                      418,933
    80,000   San Antonio Texas Electric &
               Gas Pre-Refunded - 2002,
               5.50%, 02-01-2013                                        90,842
    70,000   San Antonio Texas Electric &
               Gas Unrefunded Balance - 2002,
               5.50%, 02-01-2013                                        78,630
   200,000   Socorro Texas Independent School
               District, 5.375%, 08-15-2013                            228,720
   125,000   Spring Texas Independent School
               District, 5.875%, 08-15-2010                            148,754
   400,000   Texas State Public Finance
               Authority, 5.50%, 10-01-2009                            465,944
   100,000   Texas State University Systems,
               5.25%, 03-15-2010                                       114,016
   100,000   University of Texas,
               5.25%, 08-15-2008                                       113,798
                                                                   -----------
                                                                     3,852,184
                                                                   -----------

             UTAH 0.44%
   100,000   Jordan Utah School District,
               5.125%, 06-15-2008                                      113,495
                                                                   -----------

             VIRGINIA 2.10%
   100,000   Norfolk Virginia, 5.00%, 01-01-2009                       113,034
   400,000   Virginia State Housing Development
               Authority, 4.85%, 07-01-2009                            435,948
                                                                   -----------
                                                                       548,982
                                                                   -----------

             WASHINGTON 5.18%
   100,000   King County Washington,
               5.50%, 12-01-2010                                       116,861
   100,000   Seattle Washington,
               5.00%, 08-01-2012                                       112,018
   200,000   Seattle Washington,
               5.00%, 07-01-2013                                       223,960
   100,000   Snohomish County Washington,
               5.00%, 12-01-2006                                       110,820
   700,000   Washington State Motor Vehicle
               Fuel Tax, 5.00%, 01-01-2010                             787,332
                                                                   -----------
                                                                     1,350,991
                                                                   -----------

             WEST VIRGINIA 1.24%
   300,000   West Virginia Economic
               Development, 4.00%, 06-01-2007                          323,400
                                                                   -----------

             WISCONSIN 1.42%
    75,000   Douglas County Wisconsin,
               5.50%, 02-01-2014                                        86,209
   150,000   Wisconsin State, 5.00%, 05-01-2008                        168,183
   100,000   Wisconsin State, 5.50%, 05-01-2009                        115,468
                                                                   -----------
                                                                       369,860
                                                                   -----------
             TOTAL MUNICIPAL BONDS
               (COST $23,028,252)                                   24,216,917
                                                                   -----------

             SHORT TERM INVESTMENTS 4.60%

             IOWA 0.77%
   100,000   Iowa Higher Education Loan
               Authority, 1.00%, 11-01-2032                            100,000
   100,000   Iowa Finance Authority,
               1.05%, 06-01-2027                                       100,000
                                                                   -----------
                                                                       200,000
                                                                   -----------

             NEBRASKA 0.77%
   200,000   Nebraska Educational Finance
               Authority, 1.00%, 08-01-2031                            200,000
                                                                   -----------

             NEW YORK 1.92%
   500,000   New York, New York,
               1.00%, 08-01-2021                                       500,000
                                                                   -----------

             MICHIGAN 0.38%
   100,000   Northern Michigan University,
               1.05%, 06-01-2031                                       100,000
                                                                   -----------

             SOUTH DAKOTA 0.38%
   100,000   South Dakota State Health &
               Educational Facilities Authority,
               1.00%, 09-01-2027                                       100,000
                                                                   -----------

             WISCONSIN 0.38%
   100,000   Wisconsin State Health &
               Educational Facilities Authority,
               1.05%, 12-01-2029                                       100,000
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS
               (COST $1,200,000)                                     1,200,000
                                                                   -----------

  NUMBER
OF SHARES
---------
             MONEY MARKET FUND 0.07%
    19,344   First American Tax Free
               Obligations Fund                                         19,344
                                                                   -----------
             TOTAL MONEY MARKET FUNDS
               (COST $19,344)                                           19,344
                                                                   -----------
             TOTAL INVESTMENTS 97.44%
               (COST $24,247,596)                                   25,436,261
                                                                   -----------
             OTHER ASSETS, LESS
               LIABILITIES 2.56%                                       663,839
                                                                   -----------
             NET ASSETS 100%                                       $26,100,100
                                                                   -----------
                                                                   -----------

                       See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
PERFORMANCE DATA

                   TOTAL RETURN BASED ON A $10,000 INVESTMENT

                  AssetMark Core           Lehman                Lipper
                    Plus Fixed       Brothers Aggregate       General Bond
     Date          Income Fund           Bond Index            Funds Index
     ----          -----------           ----------            -----------
   6/29/2001        $10,000.00           $10,000.00            $10,000.00
   9/30/2001        $10,347.00           $10,461.00            $10,243.00
  12/31/2001        $10,342.00           $10,466.00            $10,259.00
   3/31/2002        $10,383.00           $10,476.00            $10,254.00
   6/30/2002        $10,603.00           $10,863.00            $10,470.00
   9/30/2002        $10,887.00           $11,360.00            $10,698.00
  12/31/2002        $11,140.00           $11,539.00            $10,885.00
   3/31/2003        $11,354.00           $11,699.00            $11,020.00
   6/30/2003        $11,713.00           $11,991.00            $11,404.00

This chart assumes an initial gross investment of $10,000 made on 6/29/01 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS AGGREGATE BOND INDEX - An unmanaged index which measures the performance of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year.

LIPPER GENERAL BOND FUNDS INDEX - An unmanaged index which measures the composite performance of the 10 largest "general bond" mutual funds, as categorized by Lipper Inc.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED JUNE 30, 2003)
-----------------------------------------------------------------

                                           ONE YEAR    SINCE INCEPTION (6/29/01)
                                           --------    -------------------------
AssetMark Core Plus Fixed Income Fund        10.47%             8.21%
Lehman Brothers Aggregate Bond Index         10.40%             9.51%
Lipper General Bond Funds Index               8.92%             6.79%

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2003

 NUMBER OF                                                           MARKET
  SHARES                                                              VALUE
---------                                                            ------
             INVESTMENT COMPANIES 99.19%
 1,593,553   BlackRock Core Bond
               Total Return Portfolio                             $ 16,190,499
   202,751   FFTW International Portfolio                            1,786,237
 1,417,913   PIMCO Total Return Fund II                             15,001,517
   170,192   Salomon Brothers Institutional
               Emerging Markets Debt Fund                            1,288,356
    60,185   Salomon Brothers Institutional
               High Yield Bond Fund                                    415,275
   602,662   T. Rowe Price High Yield Fund                           4,098,104
   575,816   T. Rowe Price High Yield Fund -
               Advisor Class                                         3,909,794
 4,452,823   Vanguard Total Bond Market
               Index Fund                                           46,843,699
 1,424,085   Western Asset Core Portfolio                           16,775,724
   304,097   Western Asset High Yield Portfolio                      3,077,460
                                                                  ------------
             Total Investment Companies                            109,386,665
                                                                  ------------
             TOTAL INVESTMENTS 99.19%
               (COST $105,321,016)                                 109,386,665
                                                                  ------------
             OTHER ASSETS, LESS
               LIABILITIES 0.81%                                       893,367
                                                                  ------------
             NET ASSETS 100%                                      $110,280,032
                                                                  ------------
                                                                  ------------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2003

                                                            LARGE CAP       LARGE CAP      SMALL/MID CAP    SMALL/MID CAP
                                                           GROWTH FUND      VALUE FUND      GROWTH FUND       VALUE FUND
                                                           -----------      ----------      -----------       ----------
ASSETS:
  Investments, at value (cost $110,718,033, $113,351,550,
    $28,471,448 and $27,100,523, respectively)             $117,020,384    $119,046,762    $31,883,946       $30,269,984
  Cash                                                         180,440               --             --             1,620
  Receivable for investment securities sold                         --               --         95,147           137,880
  Income receivable                                             49,376          169,197          3,798            24,868
  Receivable for fund shares sold                            1,400,121        1,305,528        343,815           311,955
  Other assets                                                  13,656           13,532          9,566             8,756
                                                           ------------    ------------    -----------       -----------
     Total Assets                                          118,663,977      120,535,019     32,336,272        30,755,063
                                                           ------------    ------------    -----------       -----------
LIABILITIES:
  Payable to Investment Advisor                                 80,127           81,179         21,956            13,254
  Payable for investment securities purchased                   54,567        2,443,342        742,628           986,144
  Payable for fund shares redeemed                               6,683            7,049          2,059             2,440
  Other accrued expenses                                       159,274          156,202         48,783            49,855
                                                           ------------    ------------    -----------       -----------
     Total Liabilities                                         300,651        2,687,772        815,426         1,051,693
                                                           ------------    ------------    -----------       -----------
NET ASSETS                                                 $118,363,326    $117,847,247    $31,520,846       $29,703,370
                                                           ------------    ------------    -----------       -----------
                                                           ------------    ------------    -----------       -----------
NET ASSETS CONSIST OF:
  Capital stock                                            120,397,404      117,187,138     31,746,827        28,062,861
  Unrealized appreciation on investments                     6,302,351        5,695,212      3,412,498         3,169,461
  Accumulated undistributed net investment income                   --          212,885             --                --
  Accumulated undistributed net realized loss               (8,336,429)      (5,247,988)    (3,638,479)       (1,528,952)
                                                           ------------    ------------    -----------       -----------
     Total Net Assets                                      $118,363,326    $117,847,247    $31,520,846       $29,703,370
                                                           ------------    ------------    -----------       -----------
                                                           ------------    ------------    -----------       -----------
  Shares outstanding (unlimited shares
    of no par value authorized)                             15,598,820       13,418,800      4,125,548         2,931,155
  Net asset value, offering and
    redemption price per share                             $       7.59    $       8.78    $      7.64       $     10.13
                                                           ------------    ------------    -----------       -----------
                                                           ------------    ------------    -----------       -----------

                       See notes to financial statements.

                                                          INTERNATIONAL      REAL ESTATE       TAX-EXEMPT        CORE PLUS
                                                              EQUITY         SECURITIES       FIXED INCOME     FIXED INCOME
                                                               FUND             FUND              FUND             FUND
                                                          -------------      -----------      ------------     ------------
ASSETS:
  Investments, at value (cost $71,037,930, $24,212,128,
    $24,247,596 and $105,321,016, respectively)            $76,783,556      $26,553,065       $25,436,261      $109,386,665
  Cash                                                          20,561               --                --                --
  Income receivable                                            208,120          122,032           370,878           373,919
  Receivable for fund shares sold                              663,895          287,020           395,178         1,062,408
  Other assets                                                  12,840            9,619             8,188            14,892
                                                           -----------      -----------       -----------      ------------
     Total Assets                                           77,688,972       26,971,736        26,210,505       110,837,884
                                                           -----------      -----------       -----------      ------------
LIABILITIES:
  Payable to Investment Advisor                                 74,106           14,981            12,876            67,763
  Payable to Custodian                                              --               --                --             2,070
  Payable for investment securities purchased                  587,343          723,952                --           327,427
  Payable for fund shares redeemed                               8,908            2,376            55,836            10,488
  Other accrued expenses                                       103,219           41,819            41,693           150,104
                                                           -----------      -----------       -----------      ------------
     Total Liabilities                                         773,576          783,128           110,405           557,852
                                                           -----------      -----------       -----------      ------------
NET ASSETS                                                 $76,915,396      $26,188,608       $26,100,100      $110,280,032
                                                           -----------      -----------       -----------      ------------
                                                           -----------      -----------       -----------      ------------
NET ASSETS CONSIST OF:
  Capital stock                                             84,773,064       23,804,480        24,817,310       106,690,282
  Unrealized appreciation on investments                     5,745,626        2,340,937         1,188,665         4,065,649
  Accumulated undistributed net investment income              545,775          409,879             7,245            21,833
  Accumulated undistributed net realized gain/(loss)       (14,149,069)        (366,688)           86,880          (497,732)
                                                           -----------      -----------       -----------      ------------
     Total Net Assets                                      $76,915,396      $26,188,608       $26,100,100      $110,280,032
                                                           -----------      -----------       -----------      ------------
                                                           -----------      -----------       -----------      ------------
  Shares outstanding (unlimited shares
    of no par value authorized)                              9,355,324        2,323,699         2,361,799        10,294,962
  Net asset value, offering and
    redemption price per share                             $      8.22      $     11.27       $     11.05      $      10.71
                                                           -----------      -----------       -----------      ------------
                                                           -----------      -----------       -----------      ------------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2003

                                                            LARGE CAP       LARGE CAP      SMALL/MID CAP    SMALL/MID CAP
                                                           GROWTH FUND      VALUE FUND      GROWTH FUND       VALUE FUND
                                                           -----------      ----------      -----------       ----------
INVESTMENT INCOME:
  Dividend income (net of foreign withholding tax of
    $0, $4,803, $0 and $49, respectively)                  $   493,552     $ 1,413,910      $    25,184       $   196,985
  Interest income                                               41,137          62,150           16,940            16,950
                                                           -----------     -----------      -----------       -----------
     Total investment income                                   534,689       1,476,060           42,124           213,935
                                                           -----------     -----------      -----------       -----------
EXPENSES:
  Investment advisory fees                                     644,347         643,902          170,548           173,650
  Distribution (12b-1) fees                                    169,565         169,448           44,881            43,412
  Federal and state registration fees                           27,758          27,224           18,258            17,733
  Custody fees                                                  27,935          18,965           14,887            34,354
  Audit fees                                                    33,628          33,504            8,794             8,786
  Shareholder servicing fees                                    33,913          33,890            8,976             8,683
  Fund accounting fees                                          32,523          33,944           33,117            33,759
  Administration fees                                           39,264          39,126           28,600            28,617
  Transfer agent fees and expenses                              22,060          22,281           14,249            14,172
  Reports to shareholders                                        7,771           7,115            2,130             1,984
  Directors' fees and expenses                                  17,065          15,374            4,528             4,321
  Legal fees                                                    42,767          42,803           11,009            10,442
  Insurance fees                                                 5,938           5,694            1,524             1,524
                                                           -----------     -----------      -----------       -----------
     Total expenses before Advisor reimbursement             1,104,534       1,093,270          361,501           381,437
  Less fees and expenses reimbursed
    and waived by the Advisor                                  (93,927)        (83,388)         (76,062)         (105,333)
                                                           -----------     -----------      -----------       -----------
     Net expenses                                            1,010,607       1,009,882          285,439           276,104
                                                           -----------     -----------      -----------       -----------
  Net investment income/(loss)                                (475,918)        466,178         (243,315)          (62,169)
                                                           -----------     -----------      -----------       -----------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized loss on investments                          (5,959,169)     (4,632,059)      (2,286,404)       (1,195,149)
  Net change in unrealized appreciation
    on investments                                          14,155,611       8,934,293        5,300,542         2,910,061
                                                           -----------     -----------      -----------       -----------
     Net realized and unrealized gains                       8,196,442       4,302,234        3,014,138         1,714,912
                                                           -----------     -----------      -----------       -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                $ 7,720,524     $ 4,768,412      $ 2,770,823       $ 1,652,743
                                                           -----------     -----------      -----------       -----------
                                                           -----------     -----------      -----------       -----------

                       See notes to financial statements.

                                                     INTERNATIONAL      REAL ESTATE       TAX-EXEMPT        CORE PLUS
                                                         EQUITY         SECURITIES       FIXED INCOME     FIXED INCOME
                                                          FUND             FUND              FUND             FUND
                                                     -------------      -----------      ------------     ------------
INVESTMENT INCOME:
  Dividend income (net of withholding tax of
    $214,583, $0, $0 and $0, respectively)            $ 1,457,523        $1,118,214       $       --       $4,597,328
  Interest income                                          51,890             8,555          679,043            5,674
                                                      -----------        ----------       ----------       ----------
     Total investment income                            1,509,413         1,126,769          679,043        4,603,002
                                                      -----------        ----------       ----------       ----------
EXPENSES:
  Investment advisory fees                                556,171           161,439          155,909          566,381
  Distribution (12b-1) fees                               146,361            42,484           48,721          188,793
  Federal and state registration fees                      24,211            17,473           18,037           27,574
  Custody fees                                             20,936            13,679            8,711           30,623
  Audit fees                                               18,196             7,951            9,174           38,504
  Shareholder servicing fees                               29,272             8,497            9,744           37,759
  Fund accounting fees                                     36,948            31,503           44,598           39,868
  Administration fees                                      34,411            28,625           28,610           44,214
  Transfer agent fees and expenses                         20,948            14,084           14,440           22,970
  Reports to shareholders                                   2,810             2,913            1,847            6,571
  Directors' fees and expenses                             12,472             4,050            4,098           17,209
  Legal fees                                               30,517             9,703            9,488           38,178
  Insurance fees                                            6,304             1,487            1,855            6,237
                                                      -----------        ----------       ----------       ----------
     Total expenses before Advisor reimbursement          939,557           343,888          355,232        1,064,881
  Less fees and expenses reimbursed
    and waived by the Advisor                              (8,702)          (90,683)        (103,830)         (90,706)
                                                      -----------        ----------       ----------       ----------
     Net expenses                                         930,855           253,205          251,402          974,175
                                                      -----------        ----------       ----------       ----------
  Net investment income                                   578,558           873,564          427,641        3,628,827
                                                      -----------        ----------       ----------       ----------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments             (10,442,783)         (390,870)          86,881         (310,078)
  Net change in unrealized appreciation
    on investments                                      6,033,009         1,091,440          898,953        4,279,623
                                                      -----------        ----------       ----------       ----------
  Net realized and unrealized gains/(losses)           (4,409,774)          700,570          985,834        3,969,545
                                                      -----------        ----------       ----------       ----------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $(3,831,216)      $ 1,574,134       $1,413,475       $7,598,372
                                                      -----------        ----------       ----------       ----------
                                                      -----------        ----------       ----------       ----------

                       See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

                                                               LARGE CAP GROWTH FUND           LARGE CAP VALUE FUND
                                                             ------------------------         -----------------------
                                                               YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED            ENDED           ENDED
                                                             JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                                               2003            2002            2003            2002
                                                             --------        --------        --------        --------
OPERATIONS:
   Net investment income/(loss)                           $   (475,918)    $  (292,983)    $    466,178     $   183,207
   Net realized loss on investment transactions             (5,959,169)     (2,377,260)      (4,632,059)       (533,400)
   Change in unrealized appreciation/(depreciation)
     on investments                                         14,155,611      (7,853,260)       8,934,293      (3,239,081)
                                                          ------------     -----------     ------------     -----------
       Net increase/(decrease) in net assets
         resulting from operations                           7,720,524     (10,523,503)       4,768,412      (3,589,274)
                                                          ------------     -----------     ------------     -----------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                              87,403,436      68,589,092       85,812,272      65,218,838
   Shares issued to holders in reinvestment of dividends            --              --          266,539          68,345
   Shares redeemed                                         (26,425,348)     (8,400,885)     (25,881,069)     (8,297,797)
                                                          ------------     -----------     ------------     -----------
       Net increase                                         60,978,088      60,188,207       60,197,742      56,989,386
                                                          ------------     -----------     ------------     -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment income                                            --              --         (340,527)        (82,795)
   From net realized gains                                          --              --          (95,707)             --
                                                          ------------     -----------     ------------     -----------
       Total dividends and distributions                            --              --         (436,234)        (82,795)
                                                          ------------     -----------     ------------     -----------

INCREASE IN NET ASSETS                                      68,698,612      49,664,704       64,529,920      53,317,317

NET ASSETS:
   Beginning of year                                        49,664,714              10       53,317,327              10
                                                          ------------     -----------     ------------     -----------
   End of year (including undistributed
     net investment income of ($0, $0,
     $212,885 and $97,122, respectively)                  $118,363,326     $49,664,714     $117,847,247     $53,317,327
                                                          ------------     -----------     ------------     -----------
                                                          ------------     -----------     ------------     -----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                              12,829,109       7,827,187       10,993,720       6,635,312
   Shares issued to holders in reinvestment of dividends            --              --           34,571           6,883
   Shares redeemed                                          (4,049,236)     (1,008,241)      (3,402,574)       (849,113)
                                                          ------------     -----------     ------------     -----------
       Net increase                                          8,779,873       6,818,946        7,625,717       5,793,082
                                                          ------------     -----------     ------------     -----------
                                                          ------------     -----------     ------------     -----------

                       See notes to financial statements.

                                                            SMALL/MID CAP GROWTH FUND        SMALL/MID CAP VALUE FUND
                                                            -------------------------        ------------------------
                                                               YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED            ENDED           ENDED
                                                             JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                                               2003            2002            2003            2002
                                                             --------        --------        --------        --------
OPERATIONS:
   Net investment loss                                     $  (243,315)    $  (116,064)     $   (62,169)    $   (29,630)
   Net realized loss on investment transactions             (2,286,404)     (1,352,075)      (1,195,149)       (334,114)
   Change in unrealized appreciation/(depreciation)
     on investments                                          5,300,542      (1,888,044)       2,910,061         259,400
                                                           -----------     -----------      -----------     -----------
       Net increase/(decrease) in net assets
         resulting from operations                           2,770,823      (3,356,183)       1,652,743        (104,344)
                                                           -----------     -----------      -----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                              23,612,052      20,818,661       24,155,354      19,564,741
   Shares issued to holders in reinvestment of dividends            --              --               --              --
   Shares redeemed                                          (7,779,200)     (4,545,317)      (9,415,911)     (6,149,223)
                                                           -----------     -----------      -----------     -----------
       Net increase                                         15,832,852      16,273,344       14,739,443      13,415,518
                                                           -----------     -----------      -----------     -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   Net investment income                                            --              --               --              --
   From net realized gains                                          --              --               --              --
                                                           -----------     -----------      -----------     -----------
       Total dividends and distributions                            --              --               --              --
                                                           -----------     -----------      -----------     -----------

INCREASE IN NET ASSETS                                      18,603,675      12,917,161       16,392,186      13,311,174

NET ASSETS:
   Beginning of year                                        12,917,171              10       13,311,184              10
                                                           -----------     -----------      -----------     -----------
   End of year (including undistributed
     net investment income of $0, $0,
     $0 and $0, respectively)                              $31,520,846     $12,917,171      $29,703,370     $13,311,184
                                                           -----------     -----------      -----------     -----------
                                                           -----------     -----------      -----------     -----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                               3,563,425       2,346,846        2,697,263       1,935,647
   Shares issued to holders in reinvestment of dividends            --              --               --              --
   Shares redeemed                                          (1,231,939)       (552,785)      (1,077,324)       (624,432)
                                                           -----------     -----------      -----------     -----------
       Net increase                                          2,331,486       1,794,061        1,619,939       1,311,215
                                                           -----------     -----------      -----------     -----------
                                                           -----------     -----------      -----------     -----------

                       See notes to financial statements.

                                                            INTERNATIONAL EQUITY FUND       REAL ESTATE SECURITIES FUND
                                                            -------------------------       ---------------------------
                                                               YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED            ENDED           ENDED
                                                             JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                                               2003            2002            2003            2002
                                                             --------        --------        --------        --------
OPERATIONS:
  Net investment income                                 $     578,558     $    188,595      $   873,564        $   458,511
  Net realized loss on investment transactions           (10,442,783)       (3,706,286)        (390,870)           (99,478)
  Change in unrealized appreciation/(depreciation)
    on investments                                         6,033,009          (287,383)       1,091,440          1,249,497
                                                       -------------      ------------      -----------        -----------
     Net increase/(decrease) in net assets
       resulting from operations                          (3,831,216)       (3,805,074)       1,574,134          1,608,530
                                                       -------------      ------------      -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                            162,199,383        87,696,946       19,161,329         19,089,012
  Shares issued to holders in reinvestment of dividends      130,931                --          370,198            156,755
  Shares redeemed                                       (138,663,722)      (26,590,484)      (8,494,953)        (6,477,871)
                                                       -------------      ------------      -----------        -----------
     Net increase                                         23,666,592        61,106,462       11,036,574         12,767,896
                                                       -------------      ------------      -----------        -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income                                     (221,378)               --         (493,081)          (189,715)
  From net realized gains                                         --                --         (115,740)                --
                                                       -------------      ------------      -----------        -----------
     Total dividends and distributions                      (221,378)               --         (608,821)          (189,715)
                                                       -------------      ------------      -----------        -----------

INCREASE IN NET ASSETS                                    19,613,998        57,301,388       12,001,887         14,186,711

NET ASSETS:
  Beginning of year                                       57,301,398                10       14,186,721                 10
                                                       -------------      ------------      -----------        -----------
  End of year (including undistributed net
    investment income of $545,775, $188,595,
    $409,879 and $154,887, respectively)               $  76,915,396      $ 57,301,398      $26,188,608        $14,186,721
                                                       -------------      ------------      -----------        -----------
                                                       -------------      ------------      -----------        -----------

CHANGES IN SHARES OUTSTANDING
  Shares sold                                             21,438,768         9,339,571        1,851,300          1,879,402
  Shares issued to holders in reinvestment of dividends       17,342                --           37,020             15,866
  Shares redeemed                                        (18,495,861)        2,944,497         (833,112)          (626,778)
                                                       -------------      ------------      -----------        -----------
     Net increase                                          2,960,249        12,284,068        1,055,208          1,268,490
                                                       -------------      ------------      -----------        -----------
                                                       -------------      ------------      -----------        -----------

                       See notes to financial statements.

                                                                      TAX-EXEMPT FIXED                CORE PLUS FIXED
                                                                        INCOME FUND                     INCOME FUND
                                                                  -----------------------         ------------------------
                                                                    YEAR            YEAR            YEAR            YEAR
                                                                   ENDED           ENDED            ENDED           ENDED
                                                                  JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                                                    2003            2002            2003            2002
                                                                  --------        --------        --------        --------
OPERATIONS:
  Net investment income                                         $   427,641     $   178,276    $  3,628,827      $ 1,548,681
  Net realized gain/(loss) on investment transactions                86,881           1,883        (310,078)        (147,815)
  Change in unrealized appreciation/(depreciation)
    on investments                                                  898,953         289,712       4,279,623         (213,974)
                                                                -----------     -----------    ------------      -----------
     Net increase in net assets
       resulting from operations                                  1,413,475         469,871       7,598,372        1,186,892
                                                                -----------     -----------    ------------      -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                    25,716,868      16,976,396     118,369,226       61,846,685
  Shares issued to holders in reinvestment of dividends             198,541          97,753       2,116,165        1,227,091
  Shares redeemed                                               (14,891,002)     (3,381,246)    (66,998,079)      (9,921,472)
                                                                -----------     -----------    ------------      -----------
     Net increase                                                11,024,407      13,692,903      53,487,312       53,152,304
                                                                -----------     -----------    ------------      -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income                                            (424,443)       (174,229)     (3,611,163)      (1,521,932)
  From net realized gains                                            (1,884)             --         (11,763)              --
                                                                -----------     -----------    ------------      -----------
     Total dividends and distributions                             (426,327)       (174,229)     (3,622,926)      (1,521,932)
                                                                -----------     -----------    ------------      -----------

INCREASE IN NET ASSETS                                           12,011,555      13,988,545      57,462,758       52,817,264

NET ASSETS:
  Beginning of year                                              14,088,545         100,000      52,817,274               10
                                                                -----------     -----------    ------------      -----------
  End of year (including undistributed net
    investment income of $7,245, $4,047,
    $21,833 and $26,749, respectively)                          $26,100,100     $14,088,545    $110,280,032      $52,817,274
                                                                -----------     -----------    ------------      -----------
                                                                -----------     -----------    ------------      -----------

CHANGES IN SHARES OUTSTANDING
  Shares sold                                                     2,374,118       1,657,374      11,317,528        6,054,884
  Shares issued to holders in reinvestment of dividends              18,249           9,546         202,609          121,189
  Shares redeemed                                                (1,376,854)       (330,634)     (6,431,139)        (970,110)
                                                                -----------     -----------    ------------      -----------
     Net increase                                                 1,015,513       1,336,286       5,088,998        5,205,963
                                                                -----------     -----------    ------------      -----------
                                                                -----------     -----------    ------------      -----------

                       See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

                                                                   LARGE CAP GROWTH FUND         LARGE CAP VALUE FUND
                                                                   ---------------------         --------------------
                                                                    YEAR           YEAR           YEAR           YEAR
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                  JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                    2003           2002           2003           2002
                                                                  --------       --------       --------       --------
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of year                                 $ 7.28         $10.00         $ 9.20         $10.00

Income from investment operations:
   Net investment income/(loss)                                        --          (0.04)          0.06           0.05
   Net realized and unrealized gains/(losses)
     on investments                                                  0.31          (2.68)         (0.42)         (0.82)
                                                                   ------         ------         ------         ------
   Total from investment operations                                  0.31          (2.72)         (0.37)         (0.77)
                                                                   ------         ------         ------         ------

Less distributions:
   Dividends from net investment income                                --             --          (0.04)         (0.03)
   Dividends from net realized gains                                   --             --          (0.01)            --
                                                                   ------         ------         ------         ------
   Total distributions                                                 --             --          (0.05)         (0.03)
                                                                   ------         ------         ------         ------

Net asset value, end of year                                       $ 7.59         $ 7.28         $ 8.78         $ 9.20
                                                                   ------         ------         ------         ------
                                                                   ------         ------         ------         ------

Total return                                                        4.26%        -27.20%         -3.89%         -7.76%

Supplemental data and ratios:
   Net assets, end of year                                   $118,363,326    $49,664,714   $117,847,247    $53,317,327

   Ratio of expenses to average net assets
       Before Expense Reimbursement                                 1.63%          1.75%          1.61%          1.78%
       After Expense Reimbursement                                  1.49%          1.49%          1.49%          1.49%

   Ratio of net investment income/(loss)
     to average net assets
       Before Expense Reimbursement                                -0.84%         -1.19%          0.56%          0.28%
       After Expense Reimbursement                                 -0.70%         -0.93%          0.69%          0.57%

   Portfolio turnover rate                                         30.47%         82.84%         49.79%         94.61%

                       See notes to financial statements.

                                                                 SMALL/MID CAP GROWTH FUND     SMALL/MID CAP VALUE FUND
                                                                 -------------------------     ------------------------
                                                                    YEAR           YEAR           YEAR           YEAR
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                  JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                    2003           2002           2003           2002
                                                                  --------       --------       --------       --------
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of year                                 $ 7.20         $10.00         $10.15         $10.00

Income from investment operations:
   Net investment loss                                                 --          (0.06)            --          (0.02)
   Net realized and unrealized gains/(losses)
   on investments                                                    0.44          (2.74)         (0.02)          0.17
                                                                   ------         ------         ------         ------
   Total from investment operations                                  0.44          (2.80)         (0.02)          0.15
                                                                   ------         ------         ------         ------

Less distributions:
   Dividends from net investment income                                --             --             --             --
   Dividends from net realized gains                                   --             --             --             --
                                                                   ------         ------         ------         ------
   Total distributions                                                 --             --             --             --
                                                                   ------         ------         ------         ------

Net asset value, end of year                                       $ 7.64         $ 7.20         $10.13         $10.15
                                                                   ------         ------         ------         ------
                                                                   ------         ------         ------         ------

Total return                                                        6.11%        -28.00%         -0.20%          1.50%

Supplemental data and ratios:
   Net assets, end of year                                    $31,520,846    $12,917,171    $29,703,370    $13,311,184

   Ratio of expenses to average net assets
       Before Expense Reimbursement                                 2.01%          2.30%          2.20%          2.40%
       After Expense Reimbursement                                  1.59%          1.59%          1.59%          1.59%

   Ratio of net investment loss
     to average net assets
       Before Expense Reimbursement                                -1.78%         -2.01%         -0.96%         -1.14%
       After Expense Reimbursement                                 -1.36%         -1.30%         -0.36%         -0.33%

   Portfolio turnover rate                                         19.02%         51.57%         64.32%         84.19%

                       See notes to financial statements.

                                                                 INTERNATIONAL EQUITY FUND    REAL ESTATE SECURITIES FUND
                                                                 -------------------------    ---------------------------
                                                                    YEAR           YEAR           YEAR           YEAR
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                  JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                    2003           2002           2003           2002
                                                                  --------       --------       --------       --------
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of year                                 $ 8.96         $10.00         $11.18         $10.00

Income from investment operations:
   Net investment income                                             0.09           0.03           0.56           0.46
   Net realized and unrealized gains/(losses)
     on investments                                                 (0.80)         (1.07)         (0.06)          0.97
                                                                   ------         ------         ------         ------
   Total from investment operations                                 (0.71)         (1.04)          0.49           1.43
                                                                   ------         ------         ------         ------

Less distributions:
   Dividends from net investment income                             (0.03)            --          (0.33)         (0.25)
   Dividends from net realized gains                                   --             --          (0.08)            --
                                                                   ------         ------         ------         ------
   Total distributions                                              (0.03)            --          (0.40)         (0.25)
                                                                   ------         ------         ------         ------

Net asset value, end of year                                       $ 8.22         $ 8.96         $11.27         $11.18
                                                                   ------         ------         ------         ------
                                                                   ------         ------         ------         ------

Total return                                                       -7.92%        -10.40%          4.87%         14.60%

Supplemental data and ratios:
   Net assets, end of year                                    $76,915,396    $57,301,398    $26,188,608    $14,186,721

   Ratio of expenses to average net assets
       Before Expense Reimbursement                                 1.60%          1.71%          2.02%          2.28%
       After Expense Reimbursement                                  1.59%          1.59%          1.49%          1.49%

   Ratio of net investment income to
     average net assets
       Before Expense Reimbursement                                 0.97%          0.36%          4.61%          4.36%
       After Expense Reimbursement                                  0.99%          0.48%          5.14%          5.15%

   Portfolio turnover rate                                        148.87%         76.83%         28.71%         68.04%

                       See notes to financial statements.

                                                                     TAX-EXEMPT FIXED               CORE PLUS FIXED
                                                                        INCOME FUND                   INCOME FUND
                                                                   ---------------------         ---------------------
                                                                    YEAR           YEAR           YEAR           YEAR
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                  JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                    2003           2002           2003           2002
                                                                  --------       --------       --------       --------
Per share data for a share of capital stock outstanding
  for the entire period and selected information
  for the period are as follows:
Net asset value, beginning of year                                 $10.46         $10.00         $10.15         $10.00

Income from investment operations:
   Net investment income                                             0.22           0.18           0.48           0.45
   Net realized and unrealized gains
     on investments                                                  0.59           0.46           0.56           0.15
                                                                   ------         ------         ------         ------
   Total from investment operations                                  0.81           0.64           1.04           0.60
                                                                   ------         ------         ------         ------

Less distributions:
   Dividends from net investment income                             (0.22)         (0.18)         (0.48)         (0.45)
   Dividends from net realized gains                                   --             --             --             --
                                                                   ------         ------         ------         ------
   Total distributions                                              (0.22)         (0.18)         (0.48)         (0.45)
                                                                   ------         ------         ------         ------

Net asset value, end of year                                       $11.05         $10.46         $10.71         $10.15
                                                                   ------         ------         ------         ------
                                                                   ------         ------         ------         ------

Total return                                                        7.78%          6.47%         10.47%          6.03%

Supplemental data and ratios:
   Net assets, end of year                                    $26,100,100    $14,088,545   $110,280,032    $52,817,274

   Ratio of expenses to average net assets
       Before Expense Reimbursement                                 1.82%          2.28%          1.41%          1.62%
       After Expense Reimbursement                                  1.29%          1.29%          1.29%          1.29%

   Ratio of net investment income
     to average net assets
       Before Expense Reimbursement                                 1.66%          1.42%          4.69%          5.04%
       After Expense Reimbursement                                  2.19%          2.41%          4.81%          5.37%

   Portfolio turnover rate                                         19.18%         11.02%         52.99%         39.01%

                       See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2003

1.   ORGANIZATION

     AssetMark Funds (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight non-diversified funds (the "Funds"): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of the AssetMark Core Plus Fixed Income Fund consist of shares of underlying mutual funds. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     (a)  Investment Valuation

          Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between the most recent quoted bid and asked price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked price. Securities that are traded on both the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which quotations are not readily available will be valued at their fair market value as determined by the Board of Trustees. Effective September 15, 2003, portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP") on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

     (b)  Organization and Prepaid Initial Registration Expense

          Expenses incurred by the Trust in connection with the organization and initial public offering were expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note
          3).

     (c)  Federal Income Taxes

          The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. The tax character of distributions paid during the year ended June 30, 2003 were the same for financial statement and tax purposes. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. As a result of permanent book-to-tax differences relating to net operating losses, accumulated net investment loss has been increased and capital stock has been decreased by $475,918, $243,315 and $62,174 for the Large Cap Growth Fund, Small/Mid Cap Growth Fund and Small/Mid Cap Value Fund, respectively. Additionally, as a result of permanent book-to-tax differences relating to security transactions in real estate investment trusts, accumulated net investment income has been decreased and accumulated net realized loss has been decreased by $9,888, $5 and $125,491 for the Large Cap Value Fund, Small/Mid Cap Value Fund and the Real Estate Securities Fund, respectively. The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains.

          Capital loss carryforwards available for federal income tax purposes are as follows:

                                              CAPITAL LOSSES EXPIRING:
                                              ------------------------
                                               6/30/10       6/30/11
                                               -------       -------
          Large Cap Growth Fund                $858,517     $1,841,558
          Large Cap Value Fund                       --      3,936,721
          Small/Mid Cap Growth Fund             319,848      1,785,504
          Small/Mid Cap Value Fund              106,060        320,715
          International Equity Fund             410,578      5,891,452
          Real Estate Securities Fund                --         70,883
          Tax-Exempt Fixed Income Fund               --             --
          Core Plus Fixed Income Fund                --        163,100

          Additionally, at June 30, 2003, the Funds deferred on a tax basis post-October losses as follows:

          Large Cap Growth Fund                             $5,199,871
          Large Cap Value Fund                                 950,132
          Small/Mid Cap Growth Fund                          1,245,359
          Small/Mid Cap Value Fund                             494,371
          International Equity Fund                          7,441,350
          Real Estate Securities Fund                           36,633
          Tax-Exempt Fixed Income Fund                              --
          Core Plus Fixed Income Fund                          199,982

     (d)  Use of Estimates

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Indemnifications

          Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     (f)  Distribution to Shareholders

          The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

          The tax components of dividends paid during the fiscal years ended June 30, 2003 and 2002 are as follows:

                                                 JUNE 30, 2003
                                         ------------------------------
                                           ORDINARY         LONG-TERM
                                            INCOME        CAPITAL GAINS
                                         DISTRIBUTIONS    DISTRIBUTIONS
                                         -------------    -------------
     Large Cap Growth Fund                $       --        $       --
     Large Cap Value Fund                    435,442               792
     Small/Mid Cap
       Growth Fund                                --                --
     Small/Mid Cap
       Value Fund                                 --                --
     International Equity Fund               221,378                --
     Real Estate
       Securities Fund                       595,223            13,598
     Tax-Exempt Fixed
       Income Fund                           426,327                --
     Core Plus Fixed
       Income Fund                         3,616,590             6,336

                                                 JUNE 30, 2002
                                         ------------------------------
                                           ORDINARY         LONG-TERM
                                            INCOME        CAPITAL GAINS
                                         DISTRIBUTIONS    DISTRIBUTIONS
                                         -------------    -------------
     Large Cap Growth Fund                $       --        $       --
     Large Cap Value Fund                     82,795                --
     Small/Mid Cap
       Growth Fund                                --                --
     Small/Mid Cap
       Value Fund                                 --                --
     International Equity Fund                    --                --
     Real Estate
       Securities Fund                       189,715                --
     Tax-Exempt Fixed
       Income Fund                           174,229                --
     Core Plus Fixed
       Income Fund                         1,521,932                --

3.   INVESTMENT ADVISOR

     The Trust has an Investment Advisory Agreement (the "Agreement") with AssetMark Investment Services, Inc. (the "Advisor"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                                           0.95%
     Large Cap Value Fund                                            0.95%
     Small/Mid Cap Growth Fund                                       0.95%
     Small/Mid Cap Value Fund                                        1.00%
     International Equity Fund                                       0.95%
     Real Estate Securities Fund                                     0.95%
     Tax-Exempt Fixed Income Fund                                    0.80%
     Core Plus Fixed Income Fund                                     0.75%

     The Advisor has agreed to waive, through October 31, 2004, its management fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent necessary to ensure that the Funds' operating expenses do not exceed the following rates, based on each Fund's average daily net assets:

     Large Cap Growth Fund                                           1.49%
     Large Cap Value Fund                                            1.49%
     Small/Mid Cap Growth Fund                                       1.59%
     Small/Mid Cap Value Fund                                        1.59%
     International Equity Fund                                       1.59%
     Real Estate Securities Fund                                     1.49%
     Tax-Exempt Fixed Income Fund                                    1.29%
     Core Plus Fixed Income Fund                                     1.29%

     Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                               YEAR OF EXPIRATION
                                      -------------------------------------
                                      6/30/04        6/30/05        6/30/06
                                      -------        -------        -------
     Large Cap
       Growth Fund                    $22,772        $80,252        $93,927
     Large Cap
       Value Fund                      22,772         93,986         83,388
     Small/Mid Cap
       Growth Fund                     11,898         63,245         76,062
     Small/Mid Cap
       Value Fund                      11,898         72,099        105,333
     International
       Equity Fund                     45,839         46,594          8,702
     Real Estate
       Securities Fund                 10,614         69,912         90,683
     Tax-Exempt Fixed
       Income Fund                      4,751         73,116        103,830
     Core Plus Fixed
       Income Fund                      9,507         94,633         90,706

     The waived/reimbursed amounts expiring on June 30, 2004 represent organization expenses incurred by the Trust, and advanced by the Advisor, in connection with the organization and initial public offering of the Funds.

     Pursuant to sub-advisory agreements between the Advisor and various sub-advisors, sub-advisors provide sub-advisory services to the Funds. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund's average daily net assets.

4.   DISTRIBUTION PLAN

     The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Funds will pay distribution fees to AssetMark Capital Corporation, an affiliate of the Advisor, at an annual rate of up to 0.25% of the average daily net assets of the Funds. Quasar Distributors, LLC serves as sub-distributor to each of the Funds. Payments under the distribution plan shall be used to compensate persons who provide support services in connection with the distribution of the Fund's shares and servicing of the Fund's shareholders. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.   SERVICE AND CUSTODY AGREEMENTS

     The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC ("USBFS") and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain custody, transfer agency, administrative and accounting services.

6.   SECURITIES LENDING

     Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the "Custodian"). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least 102% of the value of the securities loaned. The cash collateral is invested by the Custodian in a money market pooled account approved by the Advisor. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, 60% of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against Custody Costs and other charges incurred by the Funds from the Custodian and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, which shall equal 40% of the net securities lending revenues generated under the agreement as compensation for its securities lending services.

7.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the year ended June 30, 2003 are summarized below. There were no purchases or sales of long-term U.S. Government Securities.

                                       PURCHASES             SALES
                                       ---------             -----
     Large Cap
       Growth Fund                     $75,408,122         $20,223,589
     Large Cap
       Value Fund                       88,282,089          32,613,414
     Small/Mid Cap
       Growth Fund                      18,643,646           3,295,093
     Small/Mid Cap
       Value Fund                       24,726,246          10,767,248
     International
       Equity Fund                     105,601,590          81,587,373
     Real Estate
       Securities Fund                  16,034,132           4,813,829
     Tax-Exempt Fixed
       Income Fund                      13,898,890           3,560,666
     Core Plus Fixed
       Income Fund                      91,295,706          40,118,537

At June 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                   LARGE CAP      LARGE CAP      SMALL/MID     SMALL/MID   INTERNATIONAL   REAL ESTATE   TAX-EXEMPT    CORE PLUS
                     GROWTH         VALUE       CAP GROWTH     CAP VALUE      EQUITY       SECURITIES   FIXED INCOME  FIXED INCOME
                      FUND          FUND           FUND           FUND         FUND           FUND           FUND         FUND
                   ---------      ---------     ----------     ---------   -------------   -----------  ------------  ------------
Cost of
  investments     $111,154,516  $113,712,685   $28,759,216    $27,708,329  $ 71,497,383   $24,471,300    $24,247,596  $105,455,666
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
Gross unrealized
  appreciation      13,085,242    12,827,247     5,211,841      3,807,199     7,516,494     2,591,670      1,201,157     4,107,820
Gross unrealized
  depreciation      (7,219,374)   (7,493,170)   (2,087,111)    (1,245,544)   (2,230,321)     (509,905)       (12,492)     (176,821)
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
Net unrealized
  appreciation    $  5,865,868  $  5,334,077   $ 3,124,730    $ 2,561,655  $  5,286,173   $ 2,081,765    $ 1,188,665  $  3,930,999
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
Cumulative
  tax cost
  adjustments     $    436,483  $    361,135   $   287,768    $   607,806  $    459,453   $   259,172    $        --  $    134,650
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
Undistributed
  tax-exempt
  ordinary
  income          $         --  $         --   $        --    $        --  $         --   $        --    $     7,245  $         --
Undistributed
  ordinary income           --       212,885            --             --       599,539       409,879         25,482        21,833
Undistributed
  long-term
  capital gain              --            --            --             --            --            --         61,398            --
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
Total
  distributable
  earnings        $         --  $    212,885   $        --    $        --  $    599,539   $   409,879    $    94,125  $     21,833
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
Other
  accumulated
  losses          $ (8,336,429) $ (5,247,988)  $(3,638,479)   $(1,528,952) $(14,202,833)  $  (366,688)   $        --  $   (497,732)
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
Total
  accumulated
  earnings/
  (losses)        $ (2,034,078) $    660,109   $  (225,981)   $ 1,640,509  $ (7,857,668)  $ 2,384,128    $ 1,282,790  $  3,589,750
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------
                  ------------  ------------   -----------    -----------  ------------   -----------    -----------  ------------

AssetMark Funds
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AssetMark Funds

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds comprising the AssetMark Funds, (hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
August 26, 2003

AssetMark Funds
ADDITIONAL INFORMATION
June 30, 2003

1.   SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

     The Large Cap Value Fund designates fifty-six percent of dividends declared during the fiscal year ended June 30, 2003 as dividends qualifying for the dividends received deduction available to corporate shareholders.

2.   FOREIGN TAX CREDIT (UNAUDITED)

     For the year ended June 30, 2003, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

                            Foreign Source Income Earned     Foreign Taxes Paid
                            ----------------------------     ------------------
     Australia                      $   21,773                   $     --
     Brazil                             73,513                      5,194
     Canada                             19,550                      2,928
     Denmark                            28,052                      8,649
     Finland                            84,948                     12,742
     France                            266,011                     41,036
     Germany                             5,674                        976
     Hong Kong                          58,447                      4,125
     India                               1,636                        301
     Ireland                            17,549                        555
     Israel                              1,241                        239
     Italy                              54,165                     14,624
     Japan                              79,609                     12,683
     Mexico                              5,267                         --
     Netherlands                        98,451                     20,601
     Peru                                1,718                         --
     Singapore                          18,072                      2,514
     South Africa                       38,558                      6,784
     South Korea                        20,430                      3,371
     Spain                              47,905                         --
     Sweden                            145,562                     22,017
     Switzerland                        35,849                      5,377
     Thailand                           13,399                      1,340
     United Kingdom                    538,088                     48,527
                                    ----------                   --------
          Total                     $1,675,467                   $214,583
                                    ----------                   --------
                                    ----------                   --------

3.   DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (UNAUDITED)

                                                                                                        # OF
                                                                                                        PORTFOLIOS
                                                                                                        IN FUND     OTHER
                             POSITION(S)     TERM OF OFFICE                                             COMPLEX     DIRECTOR/
NAME, AGE                    HELD WITH       AND LENGTH OF    PRINCIPAL                                 OVERSEEN    TRUSTEE
AND ADDRESS                  THE TRUST       TIME SERVED      OCCUPATION DURING PAST FIVE YEARS         BY TRUSTEE  POSITIONS
-----------                  -----------     --------------   ---------------------------------         ----------  ---------

INDEPENDENT TRUSTEES

R. Thomas DeBerry, 61        Trustee         Indefinite Term  President, DeBerry Consulting (a              8       None
c/o AssetMark                                since January    a securities consulting firm) (1988-
  Investment Services, Inc.                  2001.            present); Director, Investment Manager
2300 Contra Costa                                             Services Division of Resources Trust
  Boulevard, Suite 425                                        Company (1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 47         Trustee         Indefinite Term  Retired; President and Chief Operating        8       Trustee of the
c/o AssetMark                                since January    Officer, Charles Schwab Investment                    Lend Lease
  Investment Services, Inc.                  2001.            Management, Inc. and Executive Vice                   Rosen Funds
2300 Contra Costa                                             President, Schwab Funds (1993-1999).                  (2000-present);
  Boulevard, Suite 425                                                                                              Director of
Pleasant Hill, CA 94523                                                                                             SaveDaily.com
                                                                                                                    (2000-present).

Leonard H. Rossen, 71        Trustee         Indefinite Term  President, Len Rossen Consulting (a legal     8       None
c/o AssetMark                                since January    consulting firm) (1999-present); Corporate
  Investment Services, Inc.                  2001.            Counsel, Franklin Templeton Mutual Funds
2300 Contra Costa                                             and Distributors, Inc. (1996-1999); Regional
  Boulevard, Suite 425                                        Counsel and Vice President, Equitable Life
Pleasant Hill, CA 94523                                       Insurance Society (1987-1996); Various key
                                                              legal positions Securities and Exchange
                                                              Commission (1973-1987).

INTERESTED TRUSTEES

Ronald Cordes*<F10>, 44      President,      Indefinite Term  Principal, AssetMark Investment Services,     8       None
AssetMark Investment         Chairperson,    since January    Inc. (1994-present).
2300 Contra Costa            Trustee         2001.
  Boulevard, Suite 425
Pleasant Hill, CA 94523

Richard Steiny*<F10>, 46     Trustee         Indefinite Term  Principal, AssetMark Investment Services,     8       None
AssetMark Investment                         since January    Inc. (1994-present).
2300 Contra Costa                            2001.
  Boulevard, Suite 425
Pleasant Hill, CA 94523

OFFICERS

John Whittaker, 34           Vice President  1-Year Term      Vice President and Chief Operating            N/A     N/A
AssetMark                                    since January    Officer, AssetMark Investment
  Investment Services, Inc.                  2001             Services, 2000 to present; Director
2300 Contra Costa                                             of Operations, AssetMark Investment
  Boulevard, Suite 425                                        Services, Inc., 1997 to 2000; Regional
Pleasant Hill, CA 94523                                       Consultant, AssetMark Investment
                                                              Services, Inc., 1994 to 1997.

Carrie E. Hansen, 33         Treasurer       1-Year Term      Director of Operations, AssetMark             N/A     N/A
AssetMark                                    since January    Investment Services, Inc., 2000 to
  Investment Services, Inc.                  2001             present; Director of Operations,
2300 Contra Costa                                             Barclays Global Investors, Japan, 1998
  Boulevard, Suite 425                                        to 2000; Principal, Domestic Fund
Pleasant Hill, CA 94523                                       Accounting, Barclays Global Investors,
                                                              1997-1998, Manager, Coopers & Lybrand,
                                                              1996 to 1997.

Teresa Escano, 41            Secretary       1-Year Term      Director of Advisor Services Group,           N/A     N/A
AssetMark                                    since January    AssetMark Investment Services, Inc.,
  Investment Services, Inc.                  2001             2000 to present; Manager of Advisor
2300 Contra Costa                                             Services Group, 1997 to 2000; Portfolio
  Boulevard, Suite 425                                        Manager Administrator for The
Pleasant Hill, CA 94523                                       Headlands Group, Inc. (an investment
                                                              adviser), 1992 to 1997.

The Statement of Additional Information includes additional information about the Fund's Trustees and is available free of charge upon request by calling the Fund toll free at (888) 278-5809.

*<F10> Ronald Cordes and Richard Steiny are considered "interested persons" of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

ASSETMARK FUNDS

ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

INVESTMENT ADVISOR
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

TRANSFER AGENT, FUND ACCOUNTANT
AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

DISTRIBUTOR
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

ITEM 2: CODE OF ETHICS -- Item not required at this time; applicable only to annual reports with periods ending on or after July 15, 2003.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT -- Item not required at this time; applicable only to annual reports with periods ending on or after July 15, 2003.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES -- Item not required at this time; applicable only to annual reports with periods ending on or after December 15, 2003.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS -- Item not applicable to registrant, which is an open-end management investment company.

ITEM 6:   [RESERVED].

ITEM 7: DISCLOSURE of PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES -- Item not applicable to registrant, which is an open-end management investment company.

ITEM 8:   [RESERVED].

ITEM 9:   CONTROLS AND PROCEDURES

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures ("Procedures") as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that the information required to be disclosed in the Report is accumulated and communicated to the Registrant's principal executive and financial officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10:  EXHIBITS

     (a) Item not required at this time; applicable only to annual reports with periods ending on or after July 15, 2003.

     (b) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AssetMark Funds

By:       /s/ Ronald D. Cordes
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Name:     Ronald D. Cordes
Title:    President
Date:     September 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:    AssetMark Funds

By:       /s/ Ronald D. Cordes
          -------------------------------
Name:     Ronald D. Cordes
Title:    President (Principal Executive Officer)
Date:     September 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:    AssetMark Funds

By:       /s/ Carrie E. Hansen
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Name:     Carrie E. Hansen
Title:    Treasurer (Principal Financial Officer)
Date:     September 4, 2003